JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 86.7% (a)
Alabama — 1.2%
Education — 0.0% (b)
Alabama Public School and College Authority, Capital Improvement Series 2014-B, Rev., 5.00%, 1/1/2021	20	21
University of West Alabama
Rev., AGM, 4.00%, 1/1/2022	150	156
Rev., AGM, 4.00%, 1/1/2023	120	127
Rev., AGM, 4.00%, 1/1/2024	125	135
Rev., AGM, 4.00%, 1/1/2025	150	165

		604

General Obligation — 0.1%
City of Centre
GO, 3.00%, 9/1/2021	100	103
GO, 3.00%, 9/1/2022	110	116
GO, 4.00%, 9/1/2023	215	238
City of Hamilton
GO, 3.00%, 8/1/2020	55	55
GO, 3.00%, 8/1/2021	365	376
GO, 2.00%, 8/1/2022	370	382
GO, 5.00%, 8/1/2023	240	273
State of Alabama Series 2013A, GO, 4.00%, 8/1/2023	1,250	1,394

		2,937

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Prattville Industrial Development Board, International Paper Company Project
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	452
Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	431

		883

Utility — 1.1%
Black Belt Energy Gas District, Gas Prepay Series 2018B-2, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.62%, 12.00% Cap), 0.76%, 6/9/2020 (d)	30,000	30,000
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021 (c)	11,450	11,773
Southeast Alabama Gas Supply District (The), Project No. 2 Series A, Rev., 4.00%, 6/1/2020	1,000	1,000

		42,773

Total Alabama		47,197

Alaska — 0.0% (b)
Other Revenue — 0.0% (b)
Alaska Municipal Bond Bank Authority
Series 2019 1, Rev., 5.00%, 5/1/2021	215	224
Series 2019 1, Rev., 5.00%, 5/1/2022	200	215

		439

Total Alaska		439

Arizona — 0.3%
Certificate of Participation/Lease — 0.0% (b)
Arizona State University Series 2018A, COP, 5.00%, 6/1/2020	1,000	1,000

Education — 0.0% (b)
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC — Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2023	140	145
Series 2018A, Rev., 5.00%, 7/1/2024	200	210

		355

General Obligation — 0.3%
Maricopa County School District No. 24-Gila Bend, School Improvement
Series 2019, GO, AGM, 2.00%, 7/1/2020	585	586
Series 2019, GO, AGM, 3.00%, 7/1/2021	575	593
Series 2019, GO, AGM, 4.00%, 7/1/2022	300	322
Series 2019, GO, AGM, 5.00%, 7/1/2023	700	797
Maricopa County School District No. 66, Roosevelt Elementary
GO, 5.00%, 7/1/2020	1,450	1,455
GO, 5.00%, 7/1/2021	1,520	1,593
Maricopa County School District No. 66, Roosevelt Elementary, Arizona School Improvement
Series 2018A, GO, 5.00%, 7/1/2020	1,025	1,029
Series 2017-A, GO, 5.00%, 7/1/2021	1,150	1,205
Maricopa County Unified School District No. 95 Queen Creek GO, 3.00%, 7/1/2024	525	577

		8,157

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.0% (b)
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center
Rev., 5.00%, 8/1/2021	225	235
Rev., 5.00%, 8/1/2022	380	411
Industrial Development Authority of the County of Yavapai (The), Yavapai Regional Medical Center Rev., 5.00%, 8/1/2023	325	363

		1,009

Transportation — 0.0% (b)
Arizona Department of Transportation State Highway Fund Series 2013A, Rev., 5.00%, 7/1/2020	400	402

Water & Sewer — 0.0% (b)
Arizona Water Infrastructure Finance Authority, Water Quality Rev., 4.00%, 10/1/2020 (e)	540	547

Total Arizona		11,470

Arkansas — 0.1%
Education — 0.1%
Board of Trustees of the University of Arkansas, Various Facility, Fayetteville Campus Series 2018A, Rev., 5.00%, 11/1/2021	330	352
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2021	150	160
Series 2020A, Rev., 5.00%, 11/1/2022	200	216
Series 2020A, Rev., 5.00%, 11/1/2023	205	228
Series 2020A, Rev., 5.00%, 11/1/2024	160	182
Series 2020A, Rev., 5.00%, 11/1/2025	230	268
Series 2020A, Rev., 5.00%, 11/1/2026	220	261
Series 2020A, Rev., 5.00%, 11/1/2027	200	242
University of Central Arkansas, Student Housing System
Series 2019C, Rev., AGM, 3.00%, 11/1/2021	75	78
Series 2019C, Rev., AGM, 3.00%, 11/1/2022	85	88
Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	140

		2,215

Other Revenue — 0.0% (b)
Arkansas Development Finance Authority, 900 West Capitol Building Project Rev., 3.00%, 4/1/2021	500	511
Arkansas Development Finance Authority, Department of Community Correction Project
Rev., 5.00%, 11/1/2021	310	330
Rev., 5.00%, 11/1/2022	410	456
County of Sharp
Rev., 5.00%, 3/1/2021	270	280
Rev., 5.00%, 3/1/2022	495	536
Rev., 5.00%, 3/1/2023	540	601

		2,714

Water & Sewer — 0.0% (b)
City of Centerton Rev., 3.00%, 12/1/2021	125	129
City of Heber Springs, Greenstar
Rev., 3.00%, 11/1/2021	50	52
Rev., 3.00%, 11/1/2023	100	108

		289

Total Arkansas		5,218

California — 2.3%
Certificate of Participation/Lease — 0.1%
Orange County Water District Series 2003 A, COP, VRDO, LOC: Citibank NA, 0.10%, 6/9/2020 (c)	5,680	5,680

Education — 0.2%
California Educational Facilities Authority, Art Center College of Design Series 2018A, Rev., 5.00%, 12/1/2020	180	183
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2020	325	328
Rev., 5.00%, 10/1/2021	250	260
California Municipal Finance Authority, River Springs Charter School Rev., RAN, 4.00%, 8/15/2020 (f)	1,000	1,006
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2020 (f)	50	50
Series 2018A, Rev., 5.00%, 8/1/2021 (f)	50	53
Series 2018A, Rev., 5.00%, 8/1/2022 (f)	85	89

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California School Finance Authority, Kipp Socal Project
Series 2019A, Rev., 5.00%, 7/1/2022 (f)	100	106
Series 2019A, Rev., 5.00%, 7/1/2023 (f)	100	108
Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,423

		7,606

General Obligation — 0.2%
Mount San Antonio Community College District GO, BAN, Zero Coupon, 4/1/2022	250	249
Sacramento City Unified School District Series 2019D, GO, 4.00%, 8/1/2021	4,475	4,669
South Bay Union School District GO, BAN, Zero Coupon, 8/1/2022	2,000	1,976

		6,894

Hospital — 0.1%
California Health Facilities Financing Authority, Adventist Health System Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,970	2,049
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2020	100	101
Pioneers Memorial Healthcare District Rev., 3.00%, 10/1/2020	265	265

		2,415

Housing — 0.1%
California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project
Rev., 5.00%, 5/15/2023	360	390
Rev., 5.00%, 5/15/2024	300	332
Rev., 5.00%, 5/15/2025	425	479
Rev., 5.00%, 5/15/2026	500	574
Rev., 5.00%, 5/15/2027	725	844

		2,619

Other Revenue — 1.1%
California Enterprise Development Authority, Riverside County, Library Facility
Rev., 4.00%, 11/1/2022	100	109
Rev., 4.00%, 11/1/2023	200	224
California Infrastructure and Economic Development Bank, California Academy of Sciences Series 2018D, Rev., (ICE LIBOR USD 1 Month + 0.38%, 9.00% Cap), 0.50%, 6/9/2020 (d)	17,010	16,686
California Infrastructure and Economic Development Bank, The J. Paul Getty Trust
Series 2012B-2, Rev., (ICE LIBOR USD 1 Month + 0.20%, 8.00% Cap), 0.32%, 7/1/2020 (d)	11,615	11,532
Series 2013A-2, Rev., (ICE LIBOR USD 1 Month + 0.33%, 8.00% Cap), 0.45%, 7/1/2020 (d)	6,750	6,683
California Municipal Finance Authority, Hollywood El Centro Apartments Series 2019A, Rev., 1.40%, 5/1/2021 (c)	1,750	1,767
Stockton Public Financing Authority
Rev., 5.00%, 3/1/2023	360	393
Rev., 5.00%, 3/1/2025	570	654
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC: Barclays Bank plc, 0.34%, 6/9/2020 (c) (f)	5,230	5,230

		43,278

Utility — 0.2%
California Municipal Finance Authority, San Antonio Gardens Project
Rev., 4.00%, 11/15/2021	270	272
Rev., 4.00%, 11/15/2022	280	282
Rev., 4.00%, 11/15/2023	290	293
Los Angeles Department of Water and Power, Power System Subseries B-8, Rev., VRDO, LIQ: TD Bank NA, 0.05%, 6/9/2020 (c)	5,300	5,300

		6,147

Water & Sewer — 0.3%
California State Department of Water Resources, Central Valley Project, Water System Series AU, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.22%, 8.00% Cap), 0.36%, 6/9/2020 (d)	12,000	12,000
Stockton Public Financing Authority, Green Bonds
Series 2018A, Rev., 5.00%, 10/1/2020	500	508

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018A, Rev., 5.00%, 10/1/2021	450	477

		12,985

Total California		87,624

Colorado — 1.7%
Certificate of Participation/Lease — 0.2%
City of Colorado Springs
COP, 5.00%, 12/1/2020	120	123
COP, 5.00%, 12/1/2021	145	155
COP, 5.00%, 12/1/2022	155	173
COP, 5.00%, 12/1/2023	100	116
Denver Health and Hospital Authority, 550 Acoma, Inc.
COP, 5.00%, 12/1/2020	110	112
COP, 5.00%, 12/1/2021	220	231
COP, 5.00%, 12/1/2022	295	318
State of Colorado
Series 2020A, COP, 5.00%, 12/15/2023	2,500	2,892
Series 2020A, COP, 5.00%, 12/15/2024	2,085	2,493

		6,613

General Obligation — 0.1%
Arapahoe County School District No. 6 Littleton
Series 2019A, GO, 5.00%, 12/1/2021	2,585	2,772
Series 2019A, GO, 5.00%, 12/1/2022	1,370	1,531
City of Aurora, Sterling Hills West Metropolitan District GO, 5.00%, 12/1/2020	100	102
Interlocken Metropolitan District Series A-1, GO, AGM, 5.00%, 12/1/2020	175	179

		4,584

Hospital — 0.9%
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series 2017B, Rev., 5.00%, 5/15/2021	395	395
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2020 (e)	400	400
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023 (c)	1,515	1,587
University of Colorado Hospital Authority Series 2018-C, Rev., VRDO, LIQ: TD Bank NA, 0.12%, 6/9/2020 (c)	33,100	33,100

		35,482

Housing — 0.1%
Colorado Housing and Finance Authority Rev., 1.30%, 1/1/2021 (c)	5,000	5,022

Other Revenue — 0.0% (b)
City of Grand Junction Rev., 5.00%, 3/1/2021 (e)	35	36

Transportation — 0.2%
E-470 Public Highway Authority, Senior LIBOR Index Series 2019A, Rev., 0.54%, 6/9/2020 (c)	8,000	7,912

Utility — 0.2%
City of Aurora, Acting by and Through its Utility Enterprise First Lien Water, Green Bonds Rev., 5.00%, 8/1/2023	2,355	2,703
City of Colorado Springs, Utilities System Improvement Series 2012A, Rev., VRDO, LIQ: U.S. Bank NA, 0.14%, 6/9/2020 (c)	3,500	3,500

		6,203

Water & Sewer — 0.0% (b)
Town of Milliken, Water Activity Enterprise Rev., 3.00%, 12/1/2020	195	198

Total Colorado		66,050

Connecticut — 1.5%
Education — 0.1%
Connecticut State Health and Educational Facilities Authority
Series K-1, Rev., 5.00%, 7/1/2021	665	681
Series K-1, Rev., 5.00%, 7/1/2022	675	702
Connecticut State Health and Educational Facilities Authority, Yale University Issue Series B-1, Rev., 5.00%, 7/1/2020 (c)	4,000	4,016

		5,399

General Obligation — 0.9%
City of Bridgeport Series C, GO, GAN, 2.00%, 12/10/2020	21,000	21,181
City of Derby
Series A, GO, 5.00%, 8/1/2020	140	141
Series A, GO, 5.00%, 8/1/2021	220	231
Series A, GO, 5.00%, 8/1/2022	75	82
Series A, GO, 5.00%, 8/1/2023	150	171

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, GO, 5.00%, 8/1/2024	85	100
City of New Britain
GO, 5.00%, 9/1/2022	50	55
GO, 5.00%, 9/1/2023	110	126
City of New Haven
Series 2019A, GO, 5.00%, 8/1/2021	1,300	1,365
Series 2019B, GO, 5.00%, 2/1/2022	700	749
Series 2019A, GO, 5.00%, 8/1/2022	1,000	1,070
State of Connecticut Series G, GO, 5.00%, 11/1/2021	200	212
Town of Windham GO, BAN, 3.00%, 10/1/2020	6,250	6,296

		31,779

Hospital — 0.5%
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc. Series 2018B, Rev., 5.00%, 12/1/2021	1,000	1,018
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Issue Series 2020B-1, Rev., 5.00%, 1/1/2025 (c)	8,500	10,061
Connecticut State Health and Educational Facilities Authority, Hotchkiss School Issue Series 2000A, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 6/9/2020 (c)	9,900	9,900

		20,979

Housing — 0.0% (b)
Connecticut Housing Finance Authority Series E, Subseries E-3, Rev., 1.63%, 11/15/2022 (c)	1,750	1,757

Total Connecticut		59,914

Delaware — 0.0% (b)
Utility — 0.0% (b)
Delaware Municipal Electric Corp. (The), Middletown and Seaford Project
Series 2019A, Rev., 5.00%, 10/1/2020	195	198
Series 2019A, Rev., 5.00%, 10/1/2021	145	154
Series 2019A, Rev., 5.00%, 10/1/2022	150	165
Series 2019A, Rev., 5.00%, 10/1/2023	220	251

		768

Total Delaware		768

District of Columbia — 0.5%
Education — 0.3%
District of Columbia, Georgetown University Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, 0.12%, 6/9/2020 (c)	14,330	14,330
District of Columbia, International School Issue Rev., 5.00%, 7/1/2022	500	525

		14,855

Other Revenue — 0.0% (b)
District of Columbia, Kipp DC Project Rev., 5.00%, 7/1/2023	100	108

Transportation — 0.2%
Metropolitan Washington Airports Authority, Airport System Subseries C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.13%, 6/9/2020 (c)	5,930	5,930

Total District of Columbia		20,893

Florida — 2.3%
Education — 0.0% (b)
Florida Higher Educational Facilities Financial Authority, Institute of Technology
Rev., 5.00%, 10/1/2020	115	116
Rev., 5.00%, 10/1/2021	115	118
Florida Higher Educational Facilities Financial Authority, Ringling College Project
Rev., 4.00%, 3/1/2021	60	61
Rev., 4.00%, 3/1/2022	55	56
Rev., 5.00%, 3/1/2023	185	193
Rev., 5.00%, 3/1/2024	110	117
Florida Higher Educational Facilities Financial Authority, St. Leo University Project
Series 2019, Rev., 5.00%, 3/1/2021	350	357
Series 2019, Rev., 5.00%, 3/1/2022	355	371
Series 2019, Rev., 5.00%, 3/1/2023	410	437

		1,826

General Obligation — 0.0% (b)
City of Lauderhill GO, 3.00%, 1/1/2021	425	432

Hospital — 0.1%
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2022	750	809
Series 2019A-1, Rev., 5.00%, 4/1/2023	400	442

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019A-1, Rev., 5.00%, 4/1/2024	575	655
Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 0.12%, 6/9/2020 (c)	880	880

		2,786

Other Revenue — 0.1%
County of Escambia, International Paper Co. Project, Environmental Improvement, Composite Offering 2019 Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	777
County of Hillsborough, Capital Improvement Program Rev., 5.00%, 8/1/2021	30	32
Village Community Development District No. 13 Rev., 2.63%, 5/1/2024	500	491
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area
5.00%, 3/1/2023	1,335	1,504
5.00%, 3/1/2024	1,160	1,351

		4,155

Prerefunded — 0.0% (b)
Orlando-Orange County Expressway Authority Series C, Rev., 5.00%, 7/1/2035 (e)	25	25

Transportation — 1.0%
County of Miami-Dade, Seaport Department Series A, Rev., VRDO, LOC: PNC Bank NA, 0.15%, 6/9/2020 (c)	2,400	2,400
Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project Series 2019B, Rev., AMT, 0.62%, 6/18/2020 (c)	35,000	34,993

		37,393

Utility — 1.1%
City of Fort Myers, Subordinate Utility System
Series 2020B, Rev., AGM, 5.00%, 10/1/2021	2,000	2,122
Series 2020B, Rev., AGM, 5.00%, 10/1/2022	2,000	2,206
Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,430
Series 2020B, Rev., AGM, 5.00%, 10/1/2024	2,355	2,785
Series 2020B, Rev., AGM, 5.00%, 10/1/2025	5,100	6,203
Series 2020B, Rev., AGM, 5.00%, 10/1/2026	2,225	2,765
City of Gainesville, Utilities System Series B, Rev., VRDO, LIQ: Barclays Bank plc, 0.15%, 6/9/2020 (c)	6,100	6,100
County of Martin, Utilities System Series A, Rev., 5.00%, 10/1/2020	90	91
Orlando Utilities Commission, Utility System Series B, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 6/9/2020 (c)	17,400	17,400

		42,102

Water & Sewer — 0.0% (b)
Broward County, Water and Sewer Utility Series 2012B, Rev., 5.00%, 10/1/2020	20	20

Total Florida		88,739

Georgia — 2.7%
Education — 2.2%
Private Colleges and Universities Authority, Emory University
Series C-4, Rev., VRDO, 0.12%, 6/9/2020 (c)	7,995	7,995
Series C, Rev., VRDO, (SIFMA Municipal Swap Index Yield + 0.25%, 12.00% Cap), 0.39%, 6/9/2020 (d)	57,865	57,867
Series 2020B, Rev., 5.00%, 9/1/2025	13,345	16,386

		82,248

General Obligation — 0.1%
Clarke County School District, Sales Tax GO, 5.00%, 9/1/2021	30	32
Dougherty County School District, Sales Tax Series 2018, GO, 4.00%, 12/1/2020	1,250	1,274
Hall County School District Series 2018, GO, 5.00%, 11/1/2020	1,250	1,274
Pike County School District GO, 4.00%, 10/1/2020	400	405

		2,985

Hospital — 0.0% (b)
Richmond County Hospital Authority, University Health Services, Inc. Project Rev., RAN, 5.00%, 1/1/2022	100	107

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,680

Other Revenue — 0.0% (b)
Dahlonega Downtown Development Authority, North Georgia MAC, LLC Project
Series 2017, Rev., 5.00%, 7/1/2020	275	276
Series 2017, Rev., 5.00%, 7/1/2021	370	386
Series 2017, Rev., 5.00%, 7/1/2022	300	326

		988

Transportation — 0.2%
Metropolitan Atlanta Rapid Transit Authority
Series A, Rev., 3.00%, 7/1/2020	2,900	2,907
Series A, Rev., 3.75%, 7/1/2021	5,585	5,801

		8,708

Utility — 0.2%
Georgia Municipal Electric Authority, Project One Series 2008-B, Rev., VRDO, LOC: PNC Bank NA, 0.13%, 6/9/2020 (c)	4,255	4,255
Municipal Electric Authority of Georgia Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.15%, 6/9/2020 (c)	4,145	4,145

		8,400

Total Georgia		105,116

Idaho — 0.1%
Education — 0.1%
University of Idaho
Series 2020A, Rev., 5.00%, 4/1/2021	390	405
Series 2020A, Rev., 5.00%, 4/1/2022	165	179
Series 2020A, Rev., 5.00%, 4/1/2023	355	393
Series 2020A, Rev., 5.00%, 4/1/2024	315	365
Series 2020A, Rev., 5.00%, 4/1/2025	330	394

		1,736

Transportation — 0.0% (b)
Idaho Housing and Finance Association, Federal Highway Trust
Series A, Rev., GRAN, 5.00%, 7/15/2020	425	428
Series A, Rev., GRAN, 5.00%, 7/15/2021	25	26

		454

Total Idaho		2,190

Illinois — 4.4%
Education — 0.3%
Cook County School District No. 89, Maywood Melrose Park
Rev., AGM, 4.00%, 12/15/2020	415	422
Rev., AGM, 4.00%, 12/15/2021	515	541
Rev., AGM, 4.00%, 12/15/2022	535	577
Rev., AGM, 4.00%, 12/15/2023	555	612
Rev., AGM, 4.00%, 12/15/2024	580	650
Illinois Finance Authority, Local Government Program, East Prairie School District Number 73 Project
Rev., 4.00%, 12/1/2020	230	234
Rev., 5.00%, 12/1/2021	250	268
Illinois Finance Authority, Northwestern University Subseries 2008-B, Rev., VRDO, 0.15%, 6/9/2020 (c)	3,425	3,425
Illinois Finance Authority, Wesleyan University Rev., 5.00%, 9/1/2022	560	595
Lake County School District No. 70 Libertyville Series 2019, Rev., 4.00%, 1/1/2023	300	327
University of Illinois, Auxiliary Facilities System Series A, Rev., 5.00%, 4/1/2024	2,500	2,731
Will County, Community Consolidated School District No. 70-C Laraway, Lease Certificates
Series A, Rev., AGM, 4.00%, 12/1/2020	385	392
Series A, Rev., AGM, 4.00%, 12/1/2021	400	420

		11,194

General Obligation — 3.4%
Adams County School District No. 172 GO, AGM, 4.00%, 2/1/2021	300	307
Buffalo Grove Park District, Lake and Cook Counties GO, 2.00%, 12/30/2020	330	333

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Champaign Coles Et Al Counties Community College District No. 505
Series 2018B, GO, 4.00%, 12/1/2020	1,250	1,273
Series 2018B, GO, 4.00%, 12/1/2021	2,500	2,639
Series 2018C, GO, 4.00%, 12/1/2021	465	491
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation
Series 2020A, GO, Zero Coupon, 1/1/2022	200	199
Series 2020A, GO, Zero Coupon, 1/1/2023	200	198
Series 2020A, GO, Zero Coupon, 1/1/2024	385	376
Chicago Park District, Limited Tax
Series 2011B, GO, 4.00%, 1/1/2021	100	102
Series 2013B, GO, 5.00%, 1/1/2021	100	102
Chicago Park District, Unlimited Tax Series 2011C, GO, 5.00%, 1/1/2022	175	185
Chicago Park District, Unlimited Tax, Special Recreation Activity Series 2018E, GO, 5.00%, 11/15/2021	300	316
City of Aurora
Series 2019A, GO, 4.00%, 12/30/2021	470	498
Series 2019A, GO, 4.00%, 12/30/2022	1,525	1,661
Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,787
Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,898
City of Danville
GO, 2.00%, 12/1/2020	170	171
GO, 2.00%, 12/1/2021	255	260
GO, 3.00%, 12/1/2022	140	147
GO, 4.00%, 12/1/2023	145	159
City of Elgin
Series 2020A, GO, 2.00%, 12/15/2021	230	235
Series 2020A, GO, 3.00%, 12/15/2022	1,480	1,572
Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,110
City of Kankakee Series 2011A, GO, AGM, 4.30%, 1/1/2021	1,040	1,061
City of Rock Island
Series B, GO, AGM, 3.00%, 12/1/2020	200	202
Series A, GO, AGM, 3.00%, 12/1/2021	130	134
Series B, GO, AGM, 3.00%, 12/1/2021	200	207
City of Rockford
Series 2019A, GO, AGM, 4.00%, 12/15/2020	100	102
Series 2019A, GO, AGM, 4.00%, 12/15/2021	130	136
Series 2019A, GO, AGM, 4.00%, 12/15/2022	135	146
Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	155
City of Waukegan
Series A, GO, AGM, 3.00%, 12/30/2020	590	599
Series A, GO, AGM, 4.00%, 12/30/2023	525	583
Clay Wayne and Marion Counties Community Unit School District No. 35
Series 2019, GO, AGM, 5.00%, 12/1/2020	145	148
Series 2019, GO, AGM, 5.00%, 12/1/2021	205	218
Series 2019, GO, AGM, 5.00%, 12/1/2022	165	182
Series 2019, GO, AGM, 5.00%, 12/1/2023	175	200
Cook County
Series 2018, GO, 5.00%, 11/15/2020	900	910
Series 2018, GO, 5.00%, 11/15/2021	700	721
Series A, GO, 5.00%, 11/15/2021	355	366
Series C, GO, 5.00%, 11/15/2022	180	188
Cook County Community College District No. 508 GO, 5.25%, 12/1/2029	250	285
Cook County Community Consolidated School District No. 34 Glenview
GO, 4.00%, 12/1/2020	100	102
GO, 4.00%, 12/1/2021	175	184
GO, 4.00%, 12/1/2022	150	163
GO, 4.00%, 12/1/2023	150	168
Cook County Community Consolidated School District No. 65 Evanston GO, 5.00%, 12/1/2020	270	276
Cook County Community School District No. 97 Oak Park
GO, 4.00%, 1/1/2021	550	562
GO, 4.00%, 1/1/2022	400	422
GO, 4.00%, 1/1/2023	300	328
GO, 4.00%, 1/1/2024	275	309

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cook County Community Unit School District No. 401 Elmwood Park Series 2013, GO, 4.00%, 12/1/2023	3,440	3,597
Cook County High School District No. 207 Maine Township
Series 2019A, GO, 4.00%, 12/1/2021	8,330	8,773
Series 2019B, GO, 3.50%, 12/1/2022	325	349
Cook County School District No. 100 South Berwyn
Series 2019A, GO, 3.00%, 12/1/2020	100	101
Series 2019C, GO, 3.00%, 12/1/2020	100	101
Series 2019A, GO, 4.00%, 12/1/2021	100	105
Series 2019C, GO, 4.00%, 12/1/2021	165	173
Series 2019A, GO, 4.00%, 12/1/2022	235	254
Series 2019C, GO, 4.00%, 12/1/2022	605	654
Series 2019A, GO, 5.00%, 12/1/2023	345	394
Series 2019C, GO, 5.00%, 12/1/2023	660	754
Cook County School District No. 102 La Grange, Limited Tax
GO, AGM, 4.00%, 12/15/2020	400	407
GO, AGM, 4.00%, 12/15/2021	840	883
GO, AGM, 4.00%, 12/15/2022	825	898
GO, AGM, 4.00%, 12/15/2023	825	924
GO, AGM, 4.00%, 12/15/2024	930	1,067
GO, AGM, 4.00%, 12/15/2025	985	1,151
Cook County School District No. 109 Indian Springs, Limited Tax
Series 2020A, GO, 4.00%, 12/1/2023	125	139
Series 2020A, GO, 4.00%, 12/1/2024	400	455
Cook County School District No. 145, Arbor Park
Series 2019B, GO, 4.00%, 12/1/2021	150	157
Series 2019D, GO, 4.00%, 12/1/2023	110	122
Cook County School District No. 148 Dolton
Series 2018A, GO, 5.00%, 12/1/2021	450	478
Series 2018A, GO, 5.00%, 12/1/2022	725	798
Cook County School District No. 150, South Holland
GO, 4.00%, 4/1/2021	175	180
GO, 4.00%, 4/1/2022	190	202
Cook County School District No. 160, Country Club Hills
Series 2020A, GO, 4.00%, 12/1/2021	250	262
Series 2020A, GO, 4.00%, 12/1/2022	510	550
Series 2020A, GO, 4.00%, 12/1/2023	285	316
Series 2020A, GO, 4.00%, 12/1/2024	255	289
Cook County School District No. 160, Country Club Hills, Limited Tax
Series 2020B, GO, 4.00%, 12/1/2022	180	194
Series 2020B, GO, 4.00%, 12/1/2023	100	111
Series 2020B, GO, 4.00%, 12/1/2024	100	113
Cook County School District No. 63 East Maine
GO, 5.00%, 12/1/2020	2,170	2,221
GO, 5.00%, 12/1/2021	1,845	1,970
GO, 5.00%, 12/1/2022	1,935	2,113
Cook County School District No. 69, Skokie, Limited Tax
GO, 4.00%, 12/1/2024	315	363
GO, 4.00%, 12/1/2025	460	539
Cook County School District No. 99 Cicero
Series 2019B, GO, 5.00%, 12/1/2022	350	387
Series 2019B, GO, 5.00%, 12/1/2023	575	658
Cook County, Community Consolidated School District No. 146 Tinley Park
GO, 4.00%, 12/1/2020	200	204
GO, 4.00%, 12/1/2021	200	210
Cook County, Proviso Township High School District No. 209 GO, 5.00%, 12/1/2021	2,825	3,009
County of Will
Series 2019, GO, 5.00%, 11/15/2020	810	827
Series 2019, GO, 5.00%, 11/15/2021	270	289
Series 2019, GO, 5.00%, 11/15/2022	475	529

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019, GO, 5.00%, 11/15/2023	525	607
DuPage County Community High School District No. 94
GO, 4.00%, 1/1/2021	200	204
GO, 4.00%, 1/1/2033	10	11
DuPage County High School District No. 87 Glenbard GO, 3.00%, 10/1/2022	1,500	1,588
Flagg-Rochelle Community Park District
Series A, GO, AGM, 4.00%, 1/1/2021	100	102
Series A, GO, AGM, 4.00%, 1/1/2022	210	222
Series A, GO, AGM, 4.00%, 1/1/2023	220	238
Series A, GO, AGM, 4.00%, 1/1/2024	225	249
Grundy County School District No. 54 Series 2011A, GO, AGM, 7.25%, 12/1/2021	710	779
Hoffman Estates Park District
Series 2019A, GO, 4.00%, 12/1/2020	1,300	1,323
Series 2019A, GO, 4.00%, 12/1/2021	135	142
Series 2019B, GO, 4.00%, 12/1/2023	245	274
Jackson County Community Unit School District No. 186 GO, AGM, 4.00%, 12/1/2020	265	269
Joliet Park District, Limited Tax Park GO, 4.00%, 2/1/2021	830	850
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 2.00%, 12/1/2020	185	187
Series 2020B, GO, AGM, 2.00%, 12/1/2020	220	222
Series 2020A, GO, AGM, 3.00%, 12/1/2021	175	182
Series 2020B, GO, AGM, 3.00%, 12/1/2021	255	265
Series 2020A, GO, AGM, 4.00%, 12/1/2022	120	131
Series 2020B, GO, AGM, 4.00%, 12/1/2022	220	240
Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	168
Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	272
Series 2020A, GO, AGM, 5.00%, 12/1/2024	240	285
Series 2020A, GO, AGM, 5.00%, 12/1/2025	55	67
Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	141
Kendall Kane and Will Counties Community Unit School District No. 308
Series B, GO, 4.00%, 10/1/2020	225	227
Series B, GO, 4.00%, 10/1/2021	255	262
Series B, GO, 5.00%, 10/1/2022	1,375	1,508
La Grange Park District Series 2012B, GO, 5.00%, 12/1/2021	415	443
Lee & Ogle Counties School District No. 170 Dixon
Series 2019A, GO, AGM, 3.00%, 1/30/2021	50	51
Series 2019B, GO, AGM, 3.00%, 1/30/2021	120	122
Series 2019A, GO, AGM, 3.00%, 1/30/2022	160	166
Series 2019B, GO, AGM, 3.00%, 1/30/2022	245	254
Series 2019A, GO, AGM, 3.00%, 1/30/2023	170	179
Series 2019B, GO, AGM, 3.00%, 1/30/2023	255	269
Lincoln Land Community College District No. 526 GO, 5.00%, 12/15/2021	125	134
Madison-Macoupin Etc Counties Community College District No. 536, Lewis and Clark Community
GO, AGM, 4.00%, 5/1/2022	750	800
GO, AGM, 4.00%, 5/1/2023	700	767
Sangamon County Community Unit School District No. 5 Ball-Chatham
Series B, GO, 5.00%, 1/1/2022	1,650	1,768
GO, 4.00%, 2/1/2023	2,015	2,190
Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains
Series 2019C, GO, 4.00%, 1/1/2022	165	174
Series 2019C, GO, 4.00%, 1/1/2023	310	336
Series 2019C, GO, 4.00%, 1/1/2024	370	413
State of Illinois
Series D, GO, 5.00%, 11/1/2020	5,000	5,030
GO, 5.00%, 2/1/2024	3,370	3,424
GO, 5.50%, 5/1/2025	2,500	2,592
GO, 5.50%, 5/1/2026	5,000	5,210

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Village of Antioch GO, 3.00%, 12/1/2020	290	294
Village of Bartlett
GO, 5.00%, 12/1/2021	980	1,049
GO, 5.00%, 12/1/2022	1,065	1,184
GO, 5.00%, 12/1/2023	1,130	1,302
Village of Bolingbrook Series A, GO, AGM, 4.00%, 1/1/2021	185	189
Village of Flossmoor
GO, 3.00%, 12/1/2020	585	592
GO, 3.00%, 12/1/2021	605	628
Village of Franklin Park GO, 4.00%, 1/1/2021	500	510
Village of Gilberts Series 2011, GO, 4.00%, 12/1/2021	440	454
Village of Hoffman Estates
Series A, GO, 3.00%, 12/1/2020	110	112
GO, 5.00%, 12/1/2020	270	276
GO, 5.00%, 12/1/2021	210	225
Village of Midlothian
Series 2019A, GO, 4.00%, 1/1/2023	190	206
Series 2019A, GO, 4.00%, 1/1/2024	120	133
Village of Villa Park
Series B, GO, 4.00%, 12/15/2020	125	127
Series B, GO, 4.00%, 12/15/2021	190	200
Series B, GO, 4.00%, 12/15/2022	200	217
Series B, GO, 4.00%, 12/15/2023	205	229
Village of Villa Park, Illinois Alternate Source
Series 2018C, GO, 3.00%, 12/15/2020	415	421
Series 2018C, GO, 4.00%, 12/15/2021	505	532
Village of Villa Park, Sales Tax Series A, GO, 4.00%, 12/15/2023	125	139
Village of Woodridge Series 2017, GO, 3.00%, 2/1/2021	250	254
Washington County Community Unit School District No. 10 West Washington
GO, 4.00%, 1/15/2021	740	756
GO, 4.00%, 1/15/2022	575	606
GO, 4.00%, 1/15/2023	685	742
Whiteside and Lee Counties, Sterling Community Unit School District No. 5 GO, AGM, 4.00%, 12/1/2020	320	325
Whiteside County Community Unit School District No. 6 Morrison
Series A, GO, AGM, 4.00%, 12/1/2020	205	209
Series A, GO, AGM, 4.00%, 12/1/2021	745	783
Will County Community High School District No. 210 Lincoln-Way
GO, AGM, 4.00%, 1/1/2021	100	101
GO, AGM, 4.00%, 1/1/2022	1,000	1,035
Will County Township High School District No. 204 Joliet
GO, 4.00%, 1/1/2021	75	77
GO, 4.00%, 1/1/2023	125	133
Will, Grundy, Livingston, Cook, Kendal, Lasalle and Kankakee Counties, Joliet Junior College, Community College District No. 525
GO, 5.00%, 1/1/2022	5,275	5,650
GO, 5.00%, 1/1/2023	5,495	6,133
GO, 5.00%, 1/1/2024	2,600	3,009
Winnebago and Stephenson Counties School District No. 323, School Building GO, 5.00%, 11/1/2020	100	102

		127,617

Hospital — 0.2%
Illinois Finance Authority, Ascension Health Alliance Senior Credit Group Series E-2, Rev., 1.75%, 4/1/2021 (c)	250	252
Illinois Finance Authority, Little Company of Mary Hospital and Health Care Centers Series 2008B, Rev., VRDO, LOC: Barclays Bank plc, 0.14%, 6/9/2020 (c)	20	20
Illinois Finance Authority, Northshore University Healthsystem
Series 2020A, Rev., 5.00%, 8/15/2020	1,500	1,513
Series 2020A, Rev., 5.00%, 8/15/2021	1,000	1,049
Series 2020A, Rev., 5.00%, 8/15/2022	750	816
Series 2020A, Rev., 5.00%, 8/15/2023	500	562
Series 2020A, Rev., 5.00%, 8/15/2024	1,000	1,155
Series 2020A, Rev., 5.00%, 8/15/2025	1,250	1,480

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of Illinois, Health Services System Rev., VRDO, LOC: Wells Fargo Bank NA, 0.13%, 6/9/2020 (c)	2,850	2,850

		9,697

Housing — 0.1%
Illinois Housing Development Authority Series 2019A, Rev., FHA, 1.60%, 1/1/2023 (c)	5,600	5,667

Other Revenue — 0.4%
City of Rochelle Series A, Rev., AGM, 3.00%, 6/30/2020	275	276
Illinois Finance Authority, Carle Foundation Series B, Rev., VRDO, LOC: Northern Trust Co., 0.11%, 6/9/2020 (c)	6,080	6,080
Metropolitan Pier and Exposition Authority, Illinois Dedicated State Tax, Capital Appreciation Series 1992A, Rev., NATL-RE, Zero Coupon, 6/15/2020	130	130
Peoria Public Building Commission
Series A, Rev., AGM, 3.00%, 12/1/2022	75	79
Series A, Rev., AGM, 4.00%, 12/1/2024	655	745
St. Charles Public Library District
Series 2019, Rev., 3.00%, 11/1/2020	100	101
Series 2019, Rev., 3.00%, 11/1/2021	85	88
Series 2019, Rev., 4.00%, 11/1/2022	100	108
State of Illinois, Sales Tax, Junior Obligation
Rev., 5.00%, 6/15/2021	110	111
Series 2018B, Rev., 5.00%, 6/15/2021	5,000	5,057
Rev., 5.00%, 6/15/2023	990	1,012

		13,787

Transportation — 0.0% (b)
Chicago Midway International Airport, Second Lien
Series 2014A, Rev., AMT, 5.00%, 1/1/2021	1,000	1,017
Series 2014B, Rev., 5.00%, 1/1/2023	150	163
Chicago O’Hare International Airport, General Airport, Senior Lien Series 2016G, Rev., AMT, 5.00%, 1/1/2021	200	204
Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula Funds Rev., 5.00%, 6/1/2021	270	280

		1,664

Total Illinois		169,626

Indiana — 2.6%
Education — 0.3%
Fort Wayne Community School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2020	165	166
Rev., 4.00%, 1/15/2021	100	102
Rev., 4.00%, 7/15/2021	250	260
Rev., 4.00%, 1/15/2022	250	264
Rev., 4.00%, 7/15/2022	125	135
Hammond Multi-School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2020	615	617
Rev., 4.00%, 7/15/2021	670	695
Indiana Finance Authority, Butler University Project
Rev., 3.00%, 2/1/2021	140	141
Rev., 3.00%, 2/1/2022	210	215
Rev., 3.00%, 2/1/2023	225	231
Indiana Finance Authority, Marian University Project
Series A, Rev., 5.00%, 9/15/2020	50	50
Series A, Rev., 5.00%, 9/15/2021	60	62
Series A, Rev., 5.00%, 9/15/2022	50	53
Series A, Rev., 5.00%, 9/15/2023	75	82
Series A, Rev., 5.00%, 9/15/2024	155	173
North Putnam Middle School Building Corp., Property Tax, First Mortgage
Series 2019, Rev., 3.00%, 1/15/2021	170	173
Series 2019, Rev., 3.00%, 7/15/2021	190	195
Series 2019, Rev., 3.00%, 1/15/2022	250	261
Series 2019, Rev., 3.00%, 7/15/2022	150	158
Purdue University, Student Facilities System Series 2007C, Rev., VRDO, 0.11%, 6/9/2020 (c)	6,575	6,575
South Madison Elementary School Building Corp., Indiana Ad Valorem Property Tax
Rev., 4.00%, 7/15/2020	70	70
Rev., 4.00%, 1/15/2021	100	103
Rev., 4.00%, 7/15/2021	80	83
Southmont School Building Corp., Ad Valorem Property Tax Rev., 4.00%, 7/15/2020	190	191

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tippecanoe County School Building Corp.
Rev., 4.00%, 7/15/2020	240	241
Rev., 4.00%, 1/15/2021	300	307
Rev., 4.00%, 7/15/2021	200	208
Rev., 4.00%, 1/15/2022	365	386
Rev., 4.00%, 7/15/2022	275	296
Rev., 4.00%, 1/15/2023	300	329
Rev., 4.00%, 7/15/2023	380	422

		13,244

General Obligation — 0.2%
Fort Wayne Community Schools
GO, 2.00%, 7/15/2020	450	451
GO, 4.00%, 1/15/2021	455	465
GO, 4.00%, 7/15/2021	630	655
GO, 4.00%, 1/15/2022	755	798
Franklin Township Community School Corp.
GO, 4.00%, 7/15/2020	1,415	1,421
GO, 4.00%, 1/15/2021	1,465	1,497
Metropolitan School District of Southwest Allen County
Series 2019B, GO, 4.00%, 7/15/2020	175	176
Series 2019B, GO, 4.00%, 1/15/2021	110	112
Series 2019B, GO, 4.00%, 7/15/2021	100	104
Series 2019B, GO, 4.00%, 1/15/2022	100	106
Series 2019B, GO, 4.00%, 7/15/2022	590	626
Series 2019B, GO, 4.00%, 1/15/2023	520	559
Series 2019B, GO, 4.00%, 7/15/2023	485	528
Series 2019B, GO, 4.00%, 1/15/2024	575	633
Metropolitan School District Washington Township
GO, 4.00%, 7/15/2021	250	260
GO, 4.00%, 1/15/2022	590	625

		9,016

Hospital — 1.1%
Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,823
Indiana Finance Authority, Health Obligation Series L, Rev., (SIFMA Municipal Swap Index Yield + 0.28%, 12.00% Cap), 0.42%, 6/9/2020 (d)	10,000	9,931
Indiana Finance Authority, University Health Obligated Group Series E, Rev., VRDO, LOC: Bank of America NA, 0.13%, 6/9/2020 (c)	1,055	1,055
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series 2001A-2, Rev., 2.00%, 2/1/2023 (c)	24,875	25,743

		39,552

Other Revenue — 0.7%
Hammond Local Public Improvement Bond Bank
Series 2020A, Rev., 2.25%, 6/30/2020	2,000	2,002
Series 2020A, Rev., 2.38%, 12/31/2020	2,000	2,015
Indiana State Finance Authority, Lease Appropriation, Stadium Project
Series 2007A-2, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.06%, 6/1/2020 (c)	15,555	15,555
Series A, Rev., VRDO, 0.14%, 6/9/2020 (c)	6,820	6,820

		26,392

Prerefunded — 0.0% (b)
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series 2001A-2, Rev., 2.00%, 2/1/2023 (c) (e)	125	130

Utility — 0.3%
City of Rockport, AEP Generating Company Project
Series A, Rev., 1.35%, 9/1/2022 (c)	2,000	2,031
Series B, Rev., 1.35%, 9/1/2022 (c)	2,250	2,284
City of Rockport, Indiana Michigan Power Company Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	7,098

		11,413

Water & Sewer — 0.0% (b)
City of Martinsville, Waterworks Rev., AGM, 2.00%, 7/1/2020	310	310
Town of Schererville, Sewage Works
Rev., 4.00%, 3/1/2021	50	51
Rev., 4.00%, 3/1/2022	75	80
Rev., 4.00%, 3/1/2023	75	82
Rev., 4.00%, 3/1/2024	110	125

		648

Total Indiana		100,395

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Iowa — 0.6%
Certificate of Participation/Lease — 0.0% (b)
City of Altoona, Evidencing an Ownership Interest in Base Lease Payments Pursuant to a Lease Purchase Agreement
Series 2020A, COP, 4.00%, 6/1/2022	225	241
Series 2020A, COP, 4.00%, 6/1/2023	275	304
City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	328

		873

Education — 0.0% (b)
North Polk Community School District, Iowa School Infrastructure Sales Series 2020B, Rev., 4.00%, 6/1/2022	450	482

General Obligation — 0.0% (b)
City of Iowa Falls
GO, 3.00%, 6/1/2020	120	120
GO, 3.00%, 6/1/2023	230	246
City of Sac City
GO, 5.00%, 6/1/2020	150	150
GO, 5.00%, 6/1/2021	160	167
County of Plymouth
GO, AGM, 3.00%, 6/1/2020	280	280
GO, AGM, 3.00%, 6/1/2021	565	581
GO, AGM, 3.00%, 6/1/2022	290	304
Waukee Community School District GO, 5.00%, 6/1/2020	45	45

		1,893

Hospital — 0.6%
Iowa Finance Authority, Health Systems Rev., (SIFMA Municipal Swap Index Yield + 0.58%, 18.00% Cap), 0.71%, 6/9/2020 (d) (f)	19,650	19,315

Other Revenue — 0.0% (b)
State of Iowa, Ijobs Program Series A, Rev., 5.00%, 6/1/2021	400	419

Total Iowa		22,982

Kansas — 0.5%
Certificate of Participation/Lease — 0.1%
Johnson County Park and Recreation District
Series 2019B, COP, 3.00%, 9/1/2020	340	342
Series 2019A, COP, 5.00%, 9/1/2020	200	202
Series 2019B, COP, 3.00%, 9/1/2021	255	263
Series 2019A, COP, 5.00%, 9/1/2021	240	254
Series 2019B, COP, 3.00%, 9/1/2022	200	206
Series 2019A, COP, 5.00%, 9/1/2022	250	268
Series 2019B, COP, 3.00%, 9/1/2023	200	208
Series 2019A, COP, 5.00%, 9/1/2023	125	138
Kansas City Kansas Community College
Series 2020A, COP, 4.00%, 4/1/2021	450	463
Series 2020A, COP, 4.00%, 4/1/2022	600	638
Series 2020A, COP, 4.00%, 4/1/2023	800	877
Series 2020A, COP, 4.00%, 4/1/2024	500	564

		4,423

General Obligation — 0.4%
Butler County Unified School District No. 385, Temporary Notes GO, 3.00%, 12/1/2020	815	826
City of Manhattan, Temporary Notes GO, 1.50%, 6/15/2022	5,915	5,918
County of Reno, Temporary Notes GO, 3.00%, 12/1/2021	4,605	4,664
Sedgwick County Unified School District No. 267 Renwick
Series 2019A, GO, 3.00%, 11/1/2022	100	106
Series 2019A, GO, 3.00%, 11/1/2023	100	108
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 2.00%, 9/1/2021	200	204
Series 2019A, GO, AGM, 3.00%, 9/1/2022	125	132
Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	431
Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	438

		12,827

Other Revenue — 0.0% (b)
Overland Park Development Corp., Overland Park Convention Center Rev., 4.00%, 3/1/2021	1,400	1,411

Total Kansas		18,661

Kentucky — 1.0%
General Obligation — 0.0% (b)
Lexington-Fayette Urban County Government, Various Purpose Series 2014A, GO, 5.00%, 9/1/2020	20	20

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.1%
City of Ashland, Ashland Hospital Corp. DBA King’s Daughters Medical Center
Rev., 5.00%, 2/1/2021	385	393
Rev., 5.00%, 2/1/2022	500	527
Rev., 5.00%, 2/1/2023	600	650
Rev., 5.00%, 2/1/2024	575	638

		2,208

Housing — 0.3%
Kentucky Housing Corp., BTT Development III Portfolio Rev., 1.40%, 6/1/2022 (c)	3,315	3,368
Kentucky Housing Corp., Henry Greene Apartments Project Rev., 2.00%, 9/1/2020 (c)	7,200	7,227

		10,595

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Louisville/Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2003A, Rev., 1.85%, 4/1/2021 (c)	10,000	10,090

Other Revenue — 0.0% (b)
Kentucky State Property and Buildings Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	97
Kentucky State Property and Buildings Commission, Project No. 99 Series A, Rev., 5.00%, 11/1/2021	1,540	1,565

		1,662

Prerefunded — 0.0% (b)
Franklin County Public Properties Corp., Justice Center Project Series A, Rev., 4.50%, 4/1/2031 (e)	40	41

Transportation — 0.0% (b)
Louisville Regional Airport Authority, Airport System Series A, Rev., AMT, 5.00%, 7/1/2022	1,000	1,081

Utility — 0.3%
Kentucky Public Energy Authority, Gas Supply
Series 2018A, Rev., 4.00%, 4/1/2021	775	792
Series A, Rev., 4.00%, 4/1/2022	1,210	1,266
Louisville/Jefferson County Metropolitan Government, Kentucky Pollution Control, Louisville Gas and Electric Company Project Series B, Rev., AMT, 2.55%, 5/3/2021 (c)	2,750	2,794
Paducah Electric Plant Board
Rev., 5.00%, 10/1/2020	2,250	2,284
Rev., 5.00%, 10/1/2021	2,300	2,437
Rev., 5.00%, 10/1/2022	2,000	2,203
Rev., 5.00%, 10/1/2023	2,000	2,283

		14,059

Total Kentucky		39,756

Louisiana — 1.2%
General Obligation — 0.1%
Calcasieu Parish School District No. 23
GO, 5.00%, 9/1/2023	180	206
GO, 5.00%, 9/1/2024	250	296
Calcasieu Parish School District No. 34 GO, 3.00%, 1/15/2022	520	542
City of Shreveport, Water and Sewer GO, 5.00%, 9/1/2021	145	153
Iberia Parishwide School District GO, 2.00%, 3/1/2021	150	152
St. Martin Parish School Board GO, 3.00%, 3/1/2021	335	342
Zachary Community School District No. 1
GO, 3.00%, 3/1/2021	200	204
GO, 3.00%, 3/1/2022	685	717
GO, 3.00%, 3/1/2023	715	762

		3,374

Hospital — 1.0%
Louisiana Public Facilities Authority, Christus Health Series 2018D, Rev., 5.00%, 7/1/2020	700	702
Louisiana Public Facilities Authority, Louisiana Children’s Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%, 12.00% Cap), 0.79%, 6/9/2020 (d)	40,000	39,396

		40,098

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Parish of St. Charles, Pollution Control, Shell Oil Co., Norco Project Series B, Rev., VRDO, 0.08%, 6/1/2020 (c)	150	150

Other Revenue — 0.1%
City of Youngsville LA
Rev., 3.00%, 12/1/2020	250	253
Rev., 3.00%, 12/1/2021	255	266

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Louisiana Local Government Environmental Facilities and Community Development Authority, East Ascension Consolidated Gravity Drainage District No. 1 Project Series 2015, Rev., 5.00%, 12/1/2025	715	880
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2021	1,500	1,593

		2,992

Water & Sewer — 0.0% (b)
City of Shreveport, Water and Sewer, Junior Lien
Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	346
Series 2019B, Rev., AGM, 5.00%, 12/1/2024	225	268

		614

Total Louisiana		47,228

Maryland — 1.5%
General Obligation — 0.1%
State of Maryland, State and Local Facilities Loan of 2017 Series 2017B, GO, 5.00%, 8/1/2025	2,825	3,486

Hospital — 1.0%
County of Montgomery, CHE Trinity Health Credit Group Series MD, Rev., VRDO, 0.26%, 9/1/2020 (c)	38,000	38,000

Other Revenue — 0.0% (b)
Maryland Stadium Authority, Construction and Revitalization Program Series 2018A, Rev., 5.00%, 5/1/2021	1,215	1,263

Prerefunded — 0.4%
Maryland Health & Higher Educational Facilities Authority, The Johns Hopkins Health System Issue Series 2013C, Rev., 5.00%, 5/15/2043 (e)	12,255	13,951

Total Maryland		56,700

Massachusetts — 4.4%
Education — 0.3%
Massachusetts Development Finance Agency, Suffolk University
Rev., 4.00%, 7/1/2020	250	250
Rev., 5.00%, 7/1/2021	500	515
Rev., 5.00%, 7/1/2022	390	411
Rev., 5.00%, 7/1/2024	350	381
Massachusetts Development Finance Agency, Western New England University
Rev., 5.00%, 9/1/2020	300	302
Rev., 5.00%, 9/1/2021	265	276
University of Massachusetts Building Authority, Commonwealth Guaranteed Series 2008A, Rev., VRDO, LIQ: Barclays Bank plc, 0.12%, 6/9/2020 (c)	9,760	9,760

		11,895

General Obligation — 1.8%
City of Fall River GO, BAN, 1.50%, 2/5/2021	14,094	14,205
City of Greenfield GO, BAN, 2.00%, 10/1/2020	4,853	4,880
City of Lowell GO, BAN, 2.00%, 9/25/2020	4,389	4,412
Commonwealth of Massachusetts Series A, GO, (ICE LIBOR USD 3 Month + 0.55%), 1.01%, 8/1/2020 (d)	30,000	29,395
Commonwealth of Massachusetts, Consolidated Loan of 2014 Subseries D-2, GO, 1.70%, 8/1/2022 (c)	5,500	5,649
Southeastern Massachusetts Regional 911 District GO, BAN, 2.00%, 11/4/2020	7,000	7,047
Town of Bridgewater GO, BAN, 2.25%, 6/26/2020	3,500	3,504

		69,092

Hospital — 0.3%
Massachusetts Development Finance Agency, Partners Healthcare System
Series 2017S-5, Rev., (SIFMA Municipal Swap Index Yield + 0.42%), 0.56%, 6/9/2020 (d)	10,000	9,913
Series 2017S, Rev., (SIFMA Municipal Swap Index Yield + 0.50%, 10.00% Cap), 0.64%, 6/9/2020 (d)	1,500	1,484

		11,397

Housing — 0.0% (b)
Massachusetts Housing Finance Agency, Construction Loan Series 2017A, Rev., 1.85%, 6/1/2020	1,630	1,630

Prerefunded — 0.0% (b)
Commonwealth of Massachusetts, Consolidated Loan of 2011 Series 2011A, GO, 5.00%, 4/1/2028 (e)	20	21

Transportation — 1.3%
Massachusetts Port Authority

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-A, Rev., AMT, 5.00%, 7/1/2020	2,295	2,303
Series 2019-A, Rev., AMT, 5.00%, 7/1/2021	3,000	3,145
Series 2019-A, Rev., AMT, 5.00%, 7/1/2022	2,500	2,701
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured Series A, Rev., 5.00%, 1/1/2023 (c)	10,000	11,087
Merrimack Valley Regional Transit Authority Rev., RAN, 2.25%, 6/26/2020	8,400	8,410
Metrowest Regional Transit Authority Rev., RAN, 2.00%, 9/18/2020	9,657	9,706
Pioneer Valley Transit Authority Rev., RAN, 2.00%, 7/16/2020	13,000	13,025

		50,377

Water & Sewer — 0.7%
Massachusetts Clean Water Trust (The), Revolving Funds Series 15A, Rev., 5.00%, 8/1/2020	200	202
Massachusetts Water Resources Authority Series A-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.14%, 6/9/2020 (c)	28,325	28,325

		28,527

Total Massachusetts		172,939

Michigan — 2.5%
General Obligation — 0.5%
City of Garden, Capital Improvement GO, 4.00%, 10/1/2020	795	805
City of Gladstone, Limited Tax
GO, AGM, 3.00%, 3/1/2021	250	255
GO, AGM, 3.00%, 3/1/2022	250	261
GO, AGM, 3.00%, 3/1/2023	260	278
GO, AGM, 3.00%, 3/1/2024	265	289
GO, AGM, 3.00%, 3/1/2025	275	304
City of Marquette, Capital Improvement GO, 4.00%, 5/1/2021	150	155
City of Marquette, Limited Tax GO, 3.00%, 5/1/2021	125	128
Frankenmuth School District, School Building and Site GO, Q-SBLF, 4.00%, 5/1/2023	200	221
Grand Rapids Public Schools
Series 2019, GO, AGM, 5.00%, 11/1/2020	2,075	2,114
Series 2019, GO, AGM, 5.00%, 11/1/2021	2,225	2,365
Grosse Pointe Public School System GO, 4.00%, 5/1/2021	240	248
Hopkins Public Schools
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2021	180	186
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2022	160	171
Series 2019A, GO, Q-SBLF, 4.00%, 5/1/2023	365	402
Jackson Public Schools, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2023	605	670
GO, Q-SBLF, 4.00%, 5/1/2024	690	786
Kalamazoo Public Schools, School Building and Site GO, 4.00%, 5/1/2021	775	801
Kelloggsville Public Schools, School Building and Site
GO, AGM, 4.00%, 5/1/2021	360	372
GO, AGM, 4.00%, 5/1/2022	380	405
Leland Public School District
GO, AGM, 4.00%, 5/1/2022	510	544
GO, AGM, 4.00%, 5/1/2023	785	860
Waterford School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2021	265	273
GO, Q-SBLF, 4.00%, 5/1/2022	650	692
GO, Q-SBLF, 4.00%, 5/1/2023	1,340	1,479
GO, Q-SBLF, 4.00%, 5/1/2024	1,360	1,543
Wayne-Westland Community Schools, Building and Site
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2020	875	888
Series 2019, GO, Q-SBLF, 4.00%, 5/1/2021	200	207
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2021	785	825
Series 2019, GO, Q-SBLF, 4.00%, 5/1/2022	160	171
Series 2019, GO, Q-SBLF, 5.00%, 11/1/2022	290	322

		19,020

Hospital — 1.7%
Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.13%, 6/9/2020 (c)	34,040	34,040
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series B, Rev., 3.50%, 11/15/2022 (c)	4,165	4,430

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Michigan Finance Authority, CHE Trinity Health Credit Group Series MI-1, Rev., VRDO, 0.26%, 9/1/2020 (c)	25,050	25,050

		63,520

Housing — 0.2%
Michigan State Housing Development Authority, Single Family Mortgage Series D, Rev., VRDO, LIQ: Industrial & Commercial Bank of China, 0.26%, 6/9/2020 (c)	9,230	9,230

Other Revenue — 0.1%
City of Charlevoix, Limited Tax
Rev., 4.00%, 10/1/2020	165	167
Rev., 4.00%, 10/1/2021	215	226
Rev., 4.00%, 10/1/2022	175	189
Rev., 4.00%, 10/1/2023	110	122
Detroit Downtown Development Authority, Tax Increment
Series B, Rev., AGM, 5.00%, 7/1/2020	1,200	1,204
Series 2018A, Rev., AGM, 5.00%, 7/1/2021	500	524
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2020	200	200
Rev., 4.00%, 11/15/2021	180	180
Rev., 4.00%, 11/15/2022	180	180
Rev., 4.00%, 11/15/2023	190	189

		3,181

Transportation — 0.0% (b)
Gerald R Ford International Airport Authority, Limited Tax Rev., GTD, 5.00%, 1/1/2021	815	836
Wayne County Airport Authority, Junior Lien Series B, Rev., AMT, 5.00%, 12/1/2020	550	559

		1,395

Water & Sewer — 0.0% (b)
South Haven Township and Casco Township Water and Sewage Treatment Authority
Rev., 4.00%, 5/1/2021	280	289
Rev., 4.00%, 5/1/2022	285	304
Rev., 4.00%, 5/1/2023	480	529
Rev., 4.00%, 5/1/2024	720	815

		1,937

Total Michigan		98,283

Minnesota — 0.6%
Certificate of Participation/Lease — 0.0% (b)
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2021	145	149
Series 2019B, COP, 5.00%, 2/1/2022	160	171
Series 2019C, COP, 5.00%, 2/1/2022	135	144
Series 2019B, COP, 5.00%, 2/1/2023	185	206
St. Paul Independent School District No. 625 Series B, COP, 5.00%, 2/1/2021	930	959

		1,629

Education — 0.0% (b)
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc.
Rev., 3.00%, 12/1/2020	75	75
Rev., 3.00%, 12/1/2021	75	76
Rev., 3.00%, 12/1/2022	100	102
Rev., 3.00%, 12/1/2023	100	101
Minnesota Higher Education Facilities Authority, Trustees of the Hamline University Series 2017B, Rev., 4.00%, 10/1/2020	780	785

		1,139

General Obligation — 0.1%
City of Glencoe
Series 2018-A, GO, 3.00%, 8/1/2020	75	75
Series 2018-A, GO, 3.00%, 8/1/2021	80	83
State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	1,765	1,865

		2,023

Hospital — 0.4%
Housing and Redevelopment Authority of The City of St. Paul Minnesota, Health Care System Series 2009C, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.12%, 6/9/2020 (c)	10,280	10,280

Housing — 0.0% (b)
City of Wayzata, Folkestone Senior Living Community
Rev., 3.00%, 8/1/2022	200	195
Rev., 3.00%, 8/1/2023	100	97
Rev., 3.00%, 8/1/2024	100	96
Duluth Housing and Redevelopment Authority, Public Schools Academy Project
Series 2018-A, Rev., 3.38%, 11/1/2021	330	332

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-A, Rev., 3.63%, 11/1/2022	345	350
Series 2018-A, Rev., 3.88%, 11/1/2023	325	333
Housing and Redevelopment Authority of The City of St. Paul Minnesota, Parking Enterprise Series A, Rev., 3.00%, 8/1/2020	515	517

		1,920

Prerefunded — 0.1%
Housing and Redevelopment Authority of The City of St. Paul Minnesota, Hospital Facilities, Healtheast Care System Series 2015A, Rev., 5.00%, 11/15/2026 (e)	4,825	4,925

Total Minnesota		21,916

Mississippi — 0.3%
General Obligation — 0.0% (b)
City of Tupelo
Series 2019, GO, 4.00%, 12/1/2020	360	366
Series 2019, GO, 4.00%, 12/1/2021	125	132
Series 2019, GO, 4.00%, 12/1/2022	245	267
Series 2019, GO, 4.00%, 12/1/2023	315	353

		1,118

Hospital — 0.3%
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care
Series B2, Rev., VRDO, 0.50%, 6/1/2020 (c)	4,335	4,335
Series 2020A-2, Rev., 1.98%, 9/1/2020 (c)	4,500	4,500
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project
Series B, Rev., 5.00%, 1/1/2021	270	277
Series B, Rev., 5.00%, 1/1/2022	320	342
Series B, Rev., 5.00%, 1/1/2023	370	406
Series B, Rev., 5.00%, 1/1/2024	370	418

		10,278

Other Revenue — 0.0% (b)
Mississippi Development Bank, Rankin County Project Rev., 3.00%, 3/1/2022	100	104
Mississippi Development Bank, Special Obligation, Biloxi project
Rev., 3.00%, 3/1/2021	130	133
Rev., 3.00%, 3/1/2022	175	182
State of Mississippi Series E, Rev., 5.00%, 10/15/2020	100	101
State of Mississippi, Gaming Tax Series 2019A, Rev., 5.00%, 10/15/2021	700	730

		1,250

Prerefunded — 0.0% (b)
State of Mississippi, Capital Improvements Project Series 2011A, GO, 5.00%, 10/1/2036 (e)	25	27

Total Mississippi		12,673

Missouri — 0.8%
Certificate of Participation/Lease — 0.1%
Belton School District No. 124 Series 2019, COP, AGM, 4.00%, 1/15/2022	100	106
Blue Eye R-V School District COP, 4.00%, 4/1/2021	75	77
City of St. Peters
COP, 4.00%, 5/1/2021	530	547
COP, 4.00%, 5/1/2022	605	646
COP, 4.00%, 5/1/2023	625	690
COP, 4.00%, 5/1/2024	650	736
COP, 4.00%, 5/1/2025	425	494
County of Stone COP, 3.00%, 12/1/2020	145	147
St. Louis County Special School District
COP, 4.00%, 4/1/2021	355	366
COP, 4.00%, 4/1/2022	395	421
COP, 4.00%, 4/1/2023	410	450
COP, 4.00%, 4/1/2024	605	682
Village of Country Club COP, AGM, 3.00%, 4/1/2021	165	169

		5,531

Education — 0.1%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects Series 2019B, Rev., 2.88%, 2/1/2022	3,270	3,164
Missouri Western State University, Auxiliary System Rev., 2.80%, 10/1/2022	50	50

		3,214

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.0% (b)
Greene County Reorganized School District No. R-8
Series 2019B, GO, 3.00%, 3/1/2022	500	524
Series 2019B, GO, 3.00%, 3/1/2023	595	636
Nixa Public Schools, Missouri Direct Deposit Program
Series 2019B, GO, 4.00%, 3/1/2021	100	103
Series 2019B, GO, 4.00%, 3/1/2022	175	186
Series 2019B, GO, 5.00%, 3/1/2023	200	225

		1,674

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Hannibal IDA, Healthcare Facilities Rev., 5.00%, 10/1/2020	300	304

Other Revenue — 0.6%
City of Kansas City, Roe Bartle Convention Center Series F, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.14%, 6/9/2020 (c)	4,490	4,490
County of Greene, Special Obligation
Rev., 4.00%, 12/1/2021	205	217
Rev., 4.00%, 12/1/2022	260	283
Rev., 4.00%, 12/1/2023	520	582
Rev., 4.00%, 12/1/2024	540	620
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2022	4,000	4,329
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ: Royal Bank of Canada, 0.34%, 6/9/2020 (c) (f)	8,200	8,200

		18,721

Transportation — 0.0% (b)
St. Louis Lambert International Airport Series B, Rev., AMT, AGM, 5.00%, 7/1/2021	1,305	1,359

Total Missouri		30,803

Montana — 0.1%
Education — 0.1%
Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%, 9.00% Cap), 0.59%, 6/9/2020 (d)	3,225	3,180

Nebraska — 0.1%
General Obligation — 0.1%
County of Saunders
GO, 1.00%, 11/1/2021	100	101
GO, 2.00%, 11/1/2022	300	312
GO, 3.00%, 11/1/2023	325	353
GO, 3.00%, 11/1/2024	415	459
Papio-Missouri River Natural Resource District GO, 4.00%, 12/15/2020	405	413

		1,638

Other Revenue — 0.0% (b)
Upper Republican Natural Resource District, Limited Obligation, Occupation Tax Supported, River Flow Enhancement Series 2017B, Rev., AGM, 3.00%, 12/15/2020	250	254

Special Tax — 0.0% (b)
City of Omaha
Series A, Rev., 2.20%, 1/15/2021	125	127
Series A, Rev., 5.00%, 1/15/2022	125	134

		261

Total Nebraska		2,153

Nevada — 0.8%
General Obligation — 0.1%
Clark County School District
Series 2014A, GO, 5.00%, 6/15/2020	50	50
Series C, GO, 5.00%, 6/15/2023	2,000	2,247

		2,297

Hospital — 0.0% (b)
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2020	250	252
Rev., 5.00%, 9/1/2027	610	706

		958

Industrial Development Revenue/Pollution Control Revenue — 0.1%
County of Humboldt, Sierra Pacific Power Company Project Series 2016B, Rev., 1.85%, 4/15/2022 (c)	4,550	4,617

Other Revenue — 0.0% (b)
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2024 (f)	795	774

Transportation — 0.5%
Clark County, Department of Aviation, Nevada Airport System, Junior Subordinate Lien Series A, Rev., 5.00%, 7/1/2021	18,500	19,303

Water & Sewer — 0.1%
County of Washoe, Sierra Pacific Power Company Project Series 2016G, Rev., 1.85%, 4/15/2022 (c)	5,000	5,074

Total Nevada		33,023

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Jersey — 5.9%
Education — 0.2%
New Jersey Economic Development Authority, School Facilities Construction
Series 2014PP, Rev., 5.00%, 6/15/2020	175	175
Series 2014PP, Rev., 5.00%, 6/15/2020 (e)	25	25
Series 2017DDD, Rev., 5.00%, 6/15/2020	500	500
Series XX, Rev., 5.00%, 6/15/2021	5,000	5,081
New Jersey Educational Facilities Authority, The William Paterson University
Series 2012D, Rev., 5.00%, 7/1/2020	100	100
Series C, Rev., 5.00%, 7/1/2021	150	156

		6,037

General Obligation — 5.0%
Borough of Carlstadt GO, BAN, 2.00%, 6/26/2020	5,000	5,005
Borough of Carteret
Series 2019, GO, BAN, 2.25%, 6/5/2020	5,999	6,000
GO, BAN, 1.75%, 1/29/2021	7,147	7,214
Borough of East Rutherford GO, AGM, 5.00%, 12/1/2020	290	297
Borough of Franklin GO, BAN, 2.00%, 7/31/2020	2,193	2,199
Borough of Haledon GO, BAN, 2.00%, 10/30/2020	3,650	3,675
Borough of Middlesex Series A, GO, BAN, 2.25%, 6/25/2020	5,282	5,288
Borough of Sussex GO, BAN, 2.00%, 10/23/2020	2,027	2,039
City of Bridgeton GO, BAN, 2.00%, 8/21/2020	9,397	9,429
City of Linwood, Bemporary Nobas GO, BAN, 2.00%, 7/21/2020	4,935	4,946
City of Newark GO, 2.00%, 10/7/2020	49,420	49,676
City of Newark, School Promissory Notes GO, 2.50%, 7/29/2020	30,582	30,682
East Brunswick Township Board of Education, School Energy Savings
GO, 5.00%, 8/1/2020	65	66
GO, 5.00%, 8/1/2021	55	58
GO, 5.00%, 8/1/2022	110	120
Penns Grove-Carneys Point Regional School District GO, GAN, 2.50%, 7/10/2020	7,158	7,174
Township of Franklin GO, BAN, 2.00%, 7/17/2020	3,158	3,164
Township of Galloway GO, BAN, 2.00%, 8/13/2020	6,920	6,942
Township of Haddon Series 2019A, GO, BAN, 2.00%, 10/29/2020	15,758	15,868
Township of Logan GO, BAN, 1.75%, 10/21/2020	2,360	2,373
Township of Lyndhurst GO, BAN, 1.50%, 2/5/2021	4,065	4,097
Township of Pemberton Series 2019, GO, BAN, 2.25%, 6/9/2020	6,230	6,232
Township of Springfield GO, BAN, 2.00%, 7/30/2020	11,000	11,028
Township of Waterford Series 2019A, GO, BAN, 2.00%, 12/1/2020	2,718	2,741
Township of West Orange GO, BAN, 2.00%, 7/24/2020	6,692	6,702
Township of Westampton Series B, GO, BAN, 2.00%, 6/4/2020	2,205	2,205

		195,220

Hospital — 0.0% (b)
New Jersey Health Care Facilities Financing Authority, Holy Name Medical Center Series 2010, Rev., 4.50%, 7/1/2020	375	376

Housing — 0.3%
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit, Garden Spires Project Series 2018A, Rev., 2.02%, 8/1/2020 (c)	8,000	8,017
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit, Georgia King Village Project Series 2018-E, Rev., 2.45%, 10/1/2020 (c)	4,500	4,528
New Jersey Housing and Mortgage Finance Agency, Oceanport Gardens Series C, Rev., VRDO, 1.58%, 6/1/2022 (c)	1,000	1,000

		13,545

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Passaic County Utilities Authority, Solid Waste Disposal Series 2018, Rev., GTD, 4.38%, 3/1/2021	255	263

Other Revenue — 0.1%
Garden State Preservation Trust
Series A, Rev., 5.00%, 11/1/2020	25	25

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005C, Rev., AGM, 5.25%, 11/1/2020	1,725	1,760
The Cumberland County Improvement Authority, Vineland Public Safety Building Project Series 2017, Rev., 5.00%, 12/15/2021	340	365
Tobacco Settlement Financing Corp. Series A, Rev., 5.00%, 6/1/2020	3,000	3,000

		5,150

Transportation — 0.3%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A, Rev., 5.00%, 6/15/2021	6,000	6,143
New Jersey Turnpike Authority Series C-1, Rev., (ICE LIBOR USD 1 Month + 0.34%, 8.00% Cap), 0.46%, 7/1/2020 (d)	4,000	3,980

		10,123

Total New Jersey		230,714

New Mexico — 0.2%
General Obligation — 0.0% (b)
Albuquerque Municipal School District No. 12, Education Technology Notes GO, 5.00%, 8/1/2020	25	25
County of Sandoval
GO, 3.00%, 8/1/2020	330	331
GO, 5.00%, 8/1/2021	535	564
GO, 5.00%, 8/1/2022	560	617
University of New Mexico, Gallup Branch Community College District Series 2012, GO, 2.00%, 10/15/2022	1,500	1,502

		3,039

Other Revenue — 0.0% (b)
City of Santa Fe, El Castillo Retirement Residences Project Series 2019B-2, Rev., 2.25%, 5/15/2024	600	547

Utility — 0.1%
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project
Series C, Rev., 2.25%, 7/1/2023	1,525	1,427
Series C, Rev., 2.38%, 7/1/2024	1,525	1,403

		2,830

Water & Sewer — 0.1%
City of Rio Rancho, Water and Wastewater System
Rev., 5.00%, 5/15/2021	720	753
Rev., 5.00%, 5/15/2022	1,250	1,366

		2,119

Total New Mexico		8,535

New York — 20.4%
Education — 0.5%
Hempstead Town Local Development Corp., Adelphi University Project
Series 2019, Rev., 4.00%, 2/1/2021	75	76
Series 2019, Rev., 4.00%, 2/1/2022	50	52
Series 2019, Rev., 4.00%, 2/1/2023	100	105
Series 2019, Rev., 4.00%, 2/1/2024	200	212
New York State Dormitory Authority, City University System Series D, Rev., VRDO, LOC: TD Bank NA, 0.12%, 6/9/2020 (c)	10,005	10,005
New York State Dormitory Authority, Dormitory Facilities Series 2015A, Rev., 5.00%, 7/1/2020	10	10
New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	1,026
New York State Dormitory Authority, School Districts Bond Financing Program Series 2019A, Rev., 5.00%, 10/1/2022	7,490	8,245

		19,731

General Obligation — 12.5%
Batavia City School District GO, BAN, 2.00%, 6/16/2020	8,069	8,072
Beacon City School District GO, BAN, 2.50%, 6/19/2020	8,944	8,951
Brasher Falls Central School District GO, BAN, 2.00%, 7/15/2020	3,900	3,905
City of Ithaca Series B, GO, BAN, 2.00%, 7/24/2020	2,310	2,313
City of Jamestown, Public Improvement
GO, 5.00%, 6/1/2020	450	450
GO, 5.00%, 6/1/2021	475	496
GO, 5.00%, 6/1/2022	500	546
GO, 5.00%, 6/1/2023	525	595
GO, 5.00%, 6/1/2024	545	640

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Long Beach Series 2020A, GO, BAN, 1.50%, 9/4/2020	21,645	21,711
City of New York Subseries G-4, GO, VRDO, LIQ: Barclays Bank plc, 0.14%, 6/9/2020 (c)	20,000	20,000
City of New York, Fiscal Year 2008 Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.13%, 6/9/2020 (c)	10,520	10,520
City of New York, Fiscal Year 2020 Series 2020-1, GO, 5.00%, 8/1/2026	1,300	1,606
City of Rochester Series I, GO, BAN, 2.50%, 3/4/2021	26,095	26,208
City of Troy Series B, GO, BAN, 2.00%, 7/31/2020	8,272	8,286
Clifton-Fine Central School District GO, BAN, 1.75%, 7/15/2020	3,980	3,984
County of Cattaraugus, Public Improvement GO, 2.00%, 5/15/2021	100	102
County of Clinton Series B, GO, BAN, 2.00%, 7/30/2020	7,389	7,402
County of Suffolk Series I, GO, TAN, 2.50%, 7/23/2020	11,000	11,007
County of Suffolk, Longwood Central School District GO, 5.00%, 6/15/2021	300	315
Fallsburg Central School District GO, BAN, 2.00%, 6/26/2020	9,000	9,006
Fort Ann Central School District GO, BAN, 2.25%, 6/26/2020	3,355	3,358
General Brown Central School District GO, BAN, 2.25%, 6/26/2020	5,500	5,505
Geneva City School District GO, RAN, 2.25%, 6/24/2020	6,000	6,005
Germantown Central School District GO, BAN, 2.25%, 6/26/2020	8,890	8,898
Gorham-Middlesex Central School District GO, BAN, 2.25%, 6/25/2020	9,500	9,508
Gouverneur Central School District GO, BAN, 2.00%, 6/26/2020	6,500	6,505
Grand Island Central School District GO, BAN, 2.00%, 8/13/2020	5,300	5,311
Hartford Central School District GO, BAN, 2.00%, 6/18/2020	3,760	3,762
Hempstead Union Free School District
GO, TAN, 2.50%, 6/25/2020	6,750	6,756
Series 2019C, GO, BAN, 2.00%, 7/15/2020	6,000	6,006
Hinsdale Central School District GO, BAN, 2.25%, 6/26/2020	4,570	4,574
Johnson City Central School District GO, BAN, 2.00%, 8/7/2020	2,292	2,297
Lansing Central School District GO, BAN, 2.00%, 6/30/2020	3,150	3,153
Lewiston-Porter Central School District Series A, GO, BAN, 2.50%, 6/17/2020	3,750	3,753
Lynbrook Union Free School District GO, BAN, 2.00%, 6/26/2020	7,000	7,005
Menands Union Free School District GO, BAN, 2.25%, 6/26/2020	7,200	7,206
Morrisville-Eaton Central School District GO, BAN, 2.00%, 6/26/2020	5,372	5,376
Mount Vernon City School District
GO, 5.00%, 12/1/2020	815	835
GO, 5.00%, 12/1/2021	885	949
GO, 5.00%, 12/1/2022	1,965	2,192
Peru Central School District GO, BAN, 2.00%, 6/26/2020	5,500	5,506
Poland Central School District GO, BAN, 2.25%, 6/26/2020	11,741	11,755
Rocky Point Union Free School District GO, TAN, 2.00%, 6/25/2020	4,500	4,503
Rome City School District GO, RAN, 2.00%, 2/3/2021	8,000	8,063
Romulus Central School District GO, BAN, 2.00%, 6/26/2020	7,700	7,705
Salamanca City School District GO, BAN, 1.75%, 6/26/2020	8,600	8,605
Sharon Springs Central School District GO, BAN, 2.00%, 6/26/2020	3,540	3,543
Shenendehowa Central School District GO, BAN, 1.95%, 6/26/2020	6,000	6,004
Sherburne Earlville Central School District GO, BAN, 2.00%, 6/26/2020	10,095	10,106
Southwestern Central School District Series B, GO, BAN, 2.00%, 7/22/2020	8,464	8,476
St. Regis Falls Central School District GO, BAN, 2.00%, 7/8/2020	4,751	4,756
Stillwater Central School District GO, BAN, 2.00%, 6/26/2020	6,100	6,104
Tioga Central School District GO, BAN, 2.00%, 8/14/2020	5,150	5,161
Town of LaGrange Series B, GO, BAN, 2.50%, 6/12/2020	3,780	3,782
Town of Oyster Bay Series 2020A, GO, BAN, 2.00%, 3/12/2021	80,695	81,731

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Town of Oyster Bay, Water District Notes Series B, GO, 2.00%, 3/12/2021	49,190	49,813
Town of Victor GO, BAN, 2.00%, 7/30/2020	5,000	5,008
Wayne Central School District GO, BAN, 2.00%, 7/30/2020	3,500	3,506
Wellsville Central School District, New Issue GO, BAN, 2.00%, 6/26/2020	3,600	3,603
Wheatland Chili Central School District GO, BAN, 2.25%, 6/24/2020	4,940	4,944

		487,743

Hospital — 0.0% (b)
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series A, Rev., 3.00%, 11/1/2020	575	578
New York State Dormitory Authority, Mount Sinai Hospital Series 2010A, Rev., 5.00%, 7/1/2020 (e)	45	45

		623

Housing — 1.0%
New York State Housing Finance Agency, 8 East 102nd Street Housing Series 2010A, Rev., VRDO, LOC: TD Bank NA, 0.13%, 6/9/2020 (c)	40,445	40,445

Other Revenue — 1.6%
Battery Park City Authority, Junior
Series D-2, Rev., VRDO, LIQ: TD Bank NA, 0.12%, 6/9/2020 (c)	10,000	10,000
Series D-1, Rev., VRDO, LIQ: TD Bank NA, 0.13%, 6/9/2020 (c)	15,000	15,000
Nassau County Interim Finance Authority, Sales Tax Secured Series B, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.12%, 6/9/2020 (c)	11,015	11,015
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011 Subseries 2011A-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 6/1/2020 (c)	13,300	13,300
New York City Transitional Finance Authority, Future Tax-Exempt Series 1999A-1, Rev., VRDO, LIQ: TD Bank NA, 0.14%, 6/9/2020 (c)	10,000	10,000
New York City Transitional Finance Authority, New York City Recovery Series 3, Subseries 3-G, Rev., VRDO, LIQ: Bank of New York Mellon, 0.13%, 6/9/2020 (c)	2,495	2,495
New York State Dormitory Authority, Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025	400	480

		62,290

Special Tax — 0.0% (b)
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2014A, Rev., 5.00%, 2/15/2021	200	207

Transportation — 1.5%
Metropolitan Transportation Authority Series 2019A, Rev., BAN, 5.00%, 3/1/2022	20,000	20,824
New York State Thruway Authority Series L, Rev., 5.00%, 1/1/2021	50	51
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2022	14,650	14,828
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport
Series 2019A, Rev., AMT, 5.00%, 4/1/2021	1,540	1,594
Series 2019A, Rev., AMT, 5.00%, 4/1/2022	845	910
Port Authority of New York and New Jersey, Consolidated Bonds Series 207, Rev., AMT, 5.00%, 9/15/2023	10,000	11,250
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series D, Rev., (SOFR + 0.50%, 9.00% Cap), 0.54%, 6/1/2020 (d)	10,000	9,985

		59,442

Water & Sewer — 3.3%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 0.06%, 6/1/2020 (c)	11,200	11,200
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2013 Subseries AA-2, Rev., VRDO, LIQ: Bank of Tokyo-Mitsubishi UFJ, 0.14%, 6/9/2020 (c)	12,560	12,560

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series AA, Subseries AA-5, Rev., VRDO, LIQ: Mizuho Bank Ltd., 0.07%, 6/1/2020 (c)	23,600	23,600
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015
Subseries BB-4, Rev., VRDO, LIQ: Barclays Bank plc, 0.06%, 6/1/2020 (c)	18,865	18,865
Series BB-3, Rev., VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.14%, 6/9/2020 (c)	5,680	5,680
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series 2010CC, Rev., VRDO, LIQ: Barclays Bank plc, 0.14%, 6/9/2020 (c)	55,090	55,090

		126,995

Total New York		797,476

North Carolina — 2.8%
Certificate of Participation/Lease — 1.4%
City of Charlotte, 2003 Governmental Facilities Projects Series 2013G, COP, VRDO, LIQ: Wells Fargo Bank NA, 0.11%, 6/9/2020 (c)	51,905	51,905

Education — 0.1%
North Carolina Capital Facilities Finance Agency, Meredith College Rev., 5.00%, 6/1/2020	275	275
University of North Carolina at Chapel Hill Series B, Rev., (ICE LIBOR USD 1 Month + 0.40%, 12.00% Cap), 0.52%, 7/1/2020 (d)	3,750	3,711
Winston-Salem State University Foundation LLC, The Board of Governors of The University of North Carolina Rev., AGM, 4.00%, 10/1/2020	120	121

		4,107

Hospital — 0.7%
North Carolina Medical Care Commission, Moses Cone Health System Series 2001A, Rev., VRDO, LIQ: BMO Harris Bank NA, 0.14%, 6/9/2020 (c)	26,170	26,170

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	828
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	827

		1,655

Other Revenue — 0.0% (b)
County of Buncombe, Limited Obligation Series 2014A, Rev., 5.00%, 6/1/2021	20	21

Transportation — 0.0% (b)
North Carolina Turnpike Authority, Monroe Connector System Series 2011, Rev., 5.00%, 7/1/2020	420	422

Water & Sewer — 0.6%
Buncombe County Metropolitan Sewerage District Series A, Rev., VRDO, LIQ: Wells Fargo Bank NA, 0.11%, 6/9/2020 (c)	23,165	23,165

Total North Carolina		107,445

North Dakota — 0.1%
Prerefunded — 0.1%
County of Burleigh, St. Alexius Medical Center Project
Series 2014A, Rev., 5.00%, 7/1/2023 (e)	165	173
Series 2014A, Rev., 5.00%, 7/1/2024 (e)	1,200	1,257
Series 2014A, Rev., 5.00%, 7/1/2025 (e)	1,070	1,121
Series 2014A, Rev., 5.00%, 7/1/2026 (e)	1,460	1,530

		4,081

Total North Dakota		4,081

Ohio — 2.1%
Certificate of Participation/Lease — 0.0% (b)
Euclid City School District
COP, 4.00%, 12/1/2023	70	78
COP, 4.00%, 12/1/2024	70	79

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Goshen Local School District, School Facilities Project COP, 1.50%, 12/15/2020	280	282

		439

General Obligation — 1.2%
Avon Local School District GO, BAN, 2.00%, 9/30/2020	3,015	3,032
City of Brecksville, Various Purpose Improvement, Limited Tax GO, BAN, 2.00%, 2/25/2021	4,875	4,935
City of Elyria
Series 2019-2, GO, 4.00%, 12/1/2021	1,010	1,064
Series 2019-2, GO, 4.00%, 12/1/2022	935	1,019
City of Gahanna GO, BAN, 3.00%, 8/6/2020	1,400	1,407
City of Lorain, Streetscape Improvements GO, BAN, 3.00%, 6/18/2020	540	541
City of Moraine GO, BAN, 2.50%, 6/25/2020	2,725	2,729
City of Napoleon GO, BAN, 2.00%, 2/25/2021	5,852	5,923
City of Olmsted Falls, Various Purpose Series 2019, GO, BAN, 3.00%, 6/11/2020	1,365	1,366
City of Rocky River GO, BAN, 2.00%, 9/24/2020	3,375	3,393
City of Toledo GO, AGM, 4.00%, 12/1/2020	100	102
City of Toledo, Capital Improvement
GO, AGM, 5.00%, 12/1/2020	615	629
GO, AGM, 5.00%, 12/1/2021	1,275	1,361
GO, AGM, 5.00%, 12/1/2022	1,305	1,454
City of Twinsburg, Gleneagles Clubhouse Improvements, Limited Tax GO, BAN, 2.00%, 2/25/2021	2,300	2,319
City of Willoughby GO, BAN, 2.25%, 6/19/2020	6,400	6,405
County of Lorain
Series B, GO, BAN, 1.30%, 2/6/2021	500	501
Series A, GO, BAN, 3.00%, 2/6/2021	5,010	5,086
County of Mahoning, Various Purpose Notes GO, 3.00%, 9/16/2020	3,100	3,124
County of Union GO, BAN, 2.00%, 9/9/2020	1,500	1,507
Zanesville City School District GO, 4.00%, 12/1/2021	595	627

		48,524

Hospital — 0.5%
Akron, Bath and Copley Joint Township Hospital District, Summa Health Obligated Group Rev., 5.00%, 11/15/2021	125	133
City of Centerville, Graceworks Lutheran Services
Rev., 5.00%, 11/1/2020	275	276
Rev., 5.00%, 11/1/2021	285	287
County of Allen, Hospital Facilities, Mercy Health Series B, Rev., 5.00%, 5/5/2022 (c)	2,000	2,161
County of Ross, Adena Health System
Rev., 5.00%, 12/1/2020	1,000	1,024
Rev., 5.00%, 12/1/2021	335	358
Rev., 5.00%, 12/1/2022	355	388
Rev., 5.00%, 12/1/2023	490	552
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group Series 2016A, Rev., 5.00%, 7/1/2021	50	51
Franklin County, Hospital Facilities, OhioHealth Corp. Series B, Rev., (SIFMA Municipal Swap Index Yield + 0.43%, 12.00% Cap), 0.57%, 6/9/2020 (d)	5,000	4,970
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 0.54%, 6/1/2020 (c)	8,250	8,250

		18,450

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Ohio Water Development Authority, Water Pollution Control Loan Fund Rev., 5.25%, 12/1/2020	35	36

Other Revenue — 0.1%
City of Cleveland, Subordinate Lien, Public Facilities Improvements Series 2018A, Rev., 5.00%, 10/1/2022	265	294
City of Whitehall Rev., 2.25%, 12/9/2020	3,810	3,847
County of Mahoning, Various Purpose Sales Tax Supported Improvement Notes Rev., 3.00%, 9/16/2020	750	756
Village of Obetz
Rev., 5.00%, 12/1/2020	185	189
Rev., 5.00%, 12/1/2021	125	134

		5,220

Utility — 0.3%
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2019A, Rev., 2.30%, 2/15/2022 (c)	10,000	10,035

Total Ohio		82,704

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oklahoma — 0.6%
Education — 0.4%
Bryan County School Finance Authority, Durant Public Schools Project
Rev., 1.15%, 12/1/2020	270	270
Rev., 4.00%, 12/1/2021	140	147
Rev., 4.00%, 12/1/2022	190	207
Rev., 4.00%, 12/1/2023	155	174
Rev., 4.00%, 12/1/2024	165	190
Canadian County Educational Facilities Authority, Yukon Public Schools Project Series 2019, Rev., 5.00%, 12/1/2020	2,050	2,093
Cleveland County Educational Facilities Authority, Lexington Public Schools Project
Series 2019, Rev., 4.00%, 9/1/2020	110	111
Series 2019, Rev., 4.00%, 9/1/2021	150	156
Series 2019, Rev., 4.00%, 9/1/2022	125	134
Series 2019, Rev., 4.00%, 9/1/2023	270	297
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2019, Rev., 5.00%, 6/1/2020	1,200	1,200
Cushing Educational Facilities Authority, Public Schools Project Rev., 5.00%, 9/1/2020	50	51
Custer County Economic Development Authority, Thomas Fay Public Schools
Rev., 4.00%, 12/1/2021	410	431
Rev., 4.00%, 12/1/2023	450	501
Ellis County Educational Facilities Authority, Fargo-Gage Public Schools Project
Rev., 3.00%, 3/1/2022	725	755
Rev., 3.00%, 3/1/2023	730	777
Garvin County Educational Facilities Authority, Pernell Public School Project
Rev., 4.00%, 9/1/2021	125	130
Rev., 4.00%, 9/1/2022	135	145
Rev., 4.00%, 9/1/2023	110	122
Rev., 4.00%, 9/1/2024	160	182
Grady County School Finance Authority, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2021	250	261
Rev., 4.00%, 9/1/2022	200	216
Rev., 4.00%, 9/1/2023	300	332
Rev., 4.00%, 9/1/2024	245	277
Kingfisher County Educational Facilities Authority, Lomega Public Schools Project
Rev., 3.00%, 3/1/2022	165	172
Rev., 3.00%, 3/1/2023	385	409
Rev., 3.00%, 3/1/2024	270	292
Muskogee Industrial Trust, Educational Facilities, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	1,020
Tulsa County Industrial Authority, Sand Springs Public Schools Project
Rev., 2.00%, 9/1/2020	70	70
Rev., 5.00%, 9/1/2021	325	343
Rev., 2.00%, 9/1/2022	125	129
Rev., 4.00%, 9/1/2023	175	195
Rev., 4.00%, 9/1/2024	435	493
Wagoner County School Development Authority, Wagoner Public Schools Project
Rev., 4.00%, 9/1/2021	225	234
Rev., 4.00%, 9/1/2023	525	581

		13,097

General Obligation — 0.0% (b)
City of Moore GO, 1.25%, 4/1/2022	1,550	1,576

Housing — 0.1%
Oklahoma Housing Finance Agency, Sooner Haven Apartments Rev., 2.37%, 10/1/2020 (c)	2,375	2,389

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
Elk City Industrial Authority Rev., 2.00%, 5/1/2023	140	146

Prerefunded — 0.0% (b)
Oklahoma Turnpike Authority, Turnpike System, Second Senior Series B, Rev., 5.00%, 1/1/2029 (e)	20	21

Transportation — 0.1%
Oklahoma Development Finance Authority (The), Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	4,885	4,676

Total Oklahoma		21,905

Oregon — 0.2%
General Obligation — 0.1%
County of Washington Series 2016, GO, 5.00%, 6/1/2021	1,875	1,966
Salem-Keizer School District No. 24J
GO, 4.00%, 6/15/2020	225	225
GO, 4.00%, 6/15/2021	175	182
GO, 5.00%, 6/15/2021	500	525

		2,898

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Housing — 0.1%
State of Oregon Housing and Community Services Department, SHA RAD Group II Apartment Projects Rev., 1.45%, 6/1/2022 (c)	3,350	3,402

Total Oregon		6,300

Pennsylvania — 6.6%
Education — 1.6%
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2022	300	312
Rev., 5.00%, 4/1/2023	300	314
Rev., 5.00%, 4/1/2024	300	317
Rev., 5.00%, 4/1/2025	250	267
Rev., 5.00%, 4/1/2026	165	177
Pennsylvania Higher Educational Facilities Authority, Associates Independent Colleges Rev., 2.72%, 5/1/2021 (c)	2,500	2,515
State Public School Building Authority, Community College of Philadelphia Project
Series 2019A, Rev., AGM, 5.00%, 6/15/2021	295	306
Series 2019A, Rev., AGM, 5.00%, 6/15/2022	310	331
University of Pittsburgh-of the Commonwealth System of Higher Education
Rev., (SIFMA Municipal Swap Index Yield + 0.24%, 9.00% Cap), 0.38%, 6/9/2020 (d)	11,510	11,413
Rev., (SIFMA Municipal Swap Index Yield + 0.36%, 9.00% Cap), 0.50%, 6/9/2020 (d)	47,000	46,508

		62,460

General Obligation — 2.5%
Apollo-Ridge School District
Series 2019A, GO, 2.00%, 9/1/2022	375	389
Series 2019A, GO, 4.00%, 9/1/2023	385	427
Series 2019A, GO, 4.00%, 9/1/2024	450	510
Armstrong School District
Series A, GO, 3.00%, 3/15/2021	230	234
Series B, GO, 3.00%, 3/15/2021	105	107
Series A, GO, 3.00%, 3/15/2022	235	244
Series B, GO, 3.00%, 3/15/2022	300	312
Series A, GO, 3.00%, 3/15/2023	240	256
Series B, GO, 3.00%, 3/15/2023	400	427
Bethlehem Area School District GO, 5.00%, 10/15/2021	13,155	13,994
Big Beaver Falls Area School District
GO, 4.00%, 3/15/2022	1,155	1,221
GO, 5.00%, 3/15/2023	1,200	1,345
Burgettstown Area School District
Series A, GO, 3.00%, 3/15/2022	100	104
Series A, GO, 4.00%, 3/15/2023	200	217
Butler Area School District GO, AGM, 4.00%, 10/1/2020	865	875
Carmichaels Area School District
GO, 4.00%, 9/1/2022	190	204
GO, 4.00%, 9/1/2023	150	165
City of Altoona, Guaranteed Sewer
GO, AGM, 5.00%, 12/1/2020	315	321
GO, AGM, 5.00%, 12/1/2021	265	281
GO, AGM, 5.00%, 12/1/2022	200	222
GO, AGM, 5.00%, 12/1/2023	300	345
City of Philadelphia
Series 2009B, GO, VRDO, LOC: Barclays Bank plc, 0.13%, 6/9/2020(c)	15,940	15,940
Series 2019A, GO, 5.00%, 8/1/2020	1,725	1,737
Series 2012A, GO, 5.00%, 9/15/2021	45	47
Series 2019A, GO, 5.00%, 8/1/2022	4,755	5,190
Conewago Valley School District Series 2013A, GO, 2.00%, 9/1/2022	570	571
Connellsville Area School District
Series A, GO, AGM, 2.00%, 5/15/2021	70	71
Series A, GO, AGM, 2.00%, 5/15/2022	70	72
Series A, GO, AGM, 2.00%, 5/15/2023	70	73
Cornell School District
GO, AGM, 2.00%, 9/1/2020	200	201
GO, AGM, 2.00%, 9/1/2021	200	203
GO, AGM, 4.00%, 9/1/2022	200	214
County of Armstrong, Commonwealth of Pennsylvania
GO, AGM, 3.00%, 6/1/2020	345	345
GO, AGM, 3.00%, 6/1/2021	370	379
Series A, GO, 4.00%, 6/1/2021	230	238
GO, AGM, 4.00%, 6/1/2022	380	407
Series A, GO, 4.00%, 6/1/2022	430	460

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, AGM, 4.00%, 6/1/2023	225	248
Series A, GO, 5.00%, 6/1/2023	225	255
GO, AGM, 4.00%, 6/1/2024	230	260
GO, AGM, 4.00%, 6/1/2025	240	278
County of Lackawanna
Series 2020A, GO, 1.00%, 9/15/2020	300	300
Series 2020A, GO, 3.00%, 3/15/2021	200	204
Series 2020A, GO, 4.00%, 3/15/2022	200	212
Series 2020A, GO, 4.00%, 3/15/2023	200	219
Series 2020A, GO, 4.00%, 3/15/2024	300	338
Series 2020A, GO, 4.00%, 3/15/2025	300	346
County of Somerset
GO, 2.00%, 10/1/2020	225	226
GO, 2.00%, 10/1/2021	285	290
GO, 2.00%, 10/1/2022	340	351
GO, 2.00%, 10/1/2023	335	350
GO, 2.00%, 10/1/2024	300	315
Dallas School District
Series 2019, GO, AGM, 4.00%, 10/15/2020	290	294
Series 2019, GO, AGM, 4.00%, 10/15/2021	275	287
Series 2019, GO, AGM, 4.00%, 10/15/2022	300	321
Series 2019, GO, AGM, 5.00%, 10/15/2023	175	198
Series 2019, GO, AGM, 5.00%, 10/15/2024	325	379
Iroquois School District
GO, 3.00%, 10/1/2020	185	187
GO, 4.00%, 10/1/2021	300	314
GO, 4.00%, 10/1/2022	390	422
GO, 4.00%, 10/1/2023	200	223
Juniata County School District GO, AGM, 5.00%, 11/15/2021	185	197
Mars Area School District
Series 2019B, GO, AGM, 5.00%, 9/1/2020	145	146
Series 2019B, GO, AGM, 5.00%, 9/1/2021	120	127
Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	131
Montour School District
GO, 3.00%, 10/1/2023	200	216
Muncy School District GO, 4.00%, 5/15/2023	345	379
Municipality of Monroeville GO, 3.00%, 6/1/2020	1,075	1,075
Municipality of Norristown Series 2020A, GO, 4.00%, 5/1/2023 (g)	6,000	6,349
Municipality of Penn Hills
Series A, GO, 3.00%, 12/1/2020	275	279
Series A, GO, 3.00%, 12/1/2021	340	353
Series A, GO, 3.00%, 12/1/2022	345	366
Series A, GO, 3.00%, 12/1/2023	305	330
Neshannock Township School District
Series 2019AA, GO, 4.00%, 9/1/2021	100	104
Series 2019AA, GO, 4.00%, 9/1/2022	150	162
Series 2019AA, GO, 4.00%, 9/1/2023	200	222
Northeast Bradford School District
GO, AGM, 2.00%, 6/1/2020	125	125
GO, AGM, 2.00%, 6/1/2021	150	152
GO, AGM, 2.00%, 6/1/2022	320	330
GO, AGM, 3.00%, 6/1/2023	330	353
Northwestern Lehigh School District
Series 2019, GO, 5.00%, 2/15/2021	155	160
Series 2019, GO, 5.00%, 2/15/2023	680	763
Penn Hills School District
GO, 3.00%, 10/1/2022	1,725	1,823
GO, 4.00%, 10/1/2023	1,790	1,989
GO, 4.00%, 10/1/2024	1,855	2,112
GO, 5.00%, 10/1/2025	4,615	5,605
Pittsburgh School District
Series 2019, GO, 5.00%, 9/1/2022	1,690	1,869
Series 2019, GO, 5.00%, 9/1/2023	1,810	2,079
Punxsutawney Area School District
Series 2020A, GO, AGM, 4.00%, 10/15/2020	215	218
Series 2020A, GO, AGM, 4.00%, 10/15/2021	315	331
Series 2020A, GO, AGM, 5.00%, 10/15/2022	290	322
Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	288
Series 2020A, GO, AGM, 5.00%, 10/15/2024	150	178
School District of Philadelphia (The)
Series 2019A, GO, 5.00%, 9/1/2020	600	606
Series 2019A, GO, 5.00%, 9/1/2021	800	842
Series 2019A, GO, 5.00%, 9/1/2022	1,050	1,147
Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,187

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
School District of the City of Erie (The)
Series 2019B, GO, AGM, 5.00%, 4/1/2021	400	414
Series 2019B, GO, AGM, 5.00%, 4/1/2022	325	352
Series 2019B, GO, AGM, 5.00%, 4/1/2023	315	353
Selinsgrove Area School District
Series A, GO, 2.00%, 9/1/2020	100	100
Series A, GO, 2.00%, 3/1/2021	5	5
Series B, GO, 3.00%, 3/1/2021	110	112
Series A, GO, 2.00%, 9/1/2021	125	127
Series A, GO, 2.00%, 3/1/2022	5	5
Series B, GO, 3.00%, 3/1/2022	130	136
Series A, GO, 2.00%, 9/1/2022	400	415
Series A, GO, 2.00%, 3/1/2023	5	5
Series B, GO, 3.00%, 3/1/2023	95	101
Series A, GO, 2.00%, 9/1/2023	585	615
Steel Valley School District
Series 2019B, GO, 3.00%, 11/1/2021	230	238
Series 2019B, GO, 4.00%, 11/1/2022	240	259
Series 2019B, GO, 4.00%, 11/1/2023	250	275
Steelton-Highspire School District
GO, 4.00%, 11/15/2022	60	65
GO, 4.00%, 11/15/2023	85	93
Township of Butler
GO, 1.10%, 10/1/2020	1,100	1,101
GO, 4.00%, 10/1/2021	475	496
GO, 5.00%, 10/1/2022	250	276
GO, 5.00%, 10/1/2023	260	298
GO, 5.00%, 10/1/2024	275	326
Township of East Pennsboro, Cumberland County
Series 2019, GO, 3.00%, 9/1/2020	150	151
Series 2019, GO, 3.00%, 9/1/2021	190	196
Series 2019, GO, 3.00%, 9/1/2022	175	185
Township of Rostraver
GO, AGM, 3.00%, 9/1/2020	140	140
GO, AGM, 4.00%, 9/1/2021	100	105
Waynesboro Area School District, Franklin County
Series 2019, GO, 5.00%, 10/1/2020	485	492
Series 2019, GO, 5.00%, 10/1/2021	580	613
Series 2019, GO, 5.00%, 10/1/2022	305	337
Series 2019, GO, 5.00%, 10/1/2023	320	368
Wilkes-Barre Area School District Series 2019, GO, 5.00%, 4/15/2023	115	129
Wyalusing Area School District, Bradford and Wyoming Counties
Series 2019, GO, AGM, 4.00%, 4/1/2021	375	386
Series 2019, GO, AGM, 4.00%, 4/1/2022	315	335
Series 2019, GO, AGM, 4.00%, 4/1/2023	400	439

		98,123

Hospital — 0.6%
Berks County Municipal Authority (The), Tower Health Project
Series 2020A, Rev., 5.00%, 2/1/2021	400	407
Series 2020A, Rev., 5.00%, 2/1/2022	500	520
Series 2020A, Rev., 5.00%, 2/1/2023	1,300	1,377
Series 2020A, Rev., 5.00%, 2/1/2024	425	458
Series 2020A, Rev., 5.00%, 2/1/2025	600	656
Series 2020A, Rev., 5.00%, 2/1/2026	1,015	1,121
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 3.00%, 9/1/2023	230	246
Series 2020A, Rev., 3.00%, 9/1/2024	215	234
Series 2020A, Rev., 5.00%, 9/1/2025	250	300
General Authority of Southcentral, Wellspan Health Obligation Series C, Rev., VRDO, LIQ: Bank of America NA, 0.17%, 6/9/2020 (c)	16,000	16,000
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc. Project Series 2019B, Rev., 2.88%, 12/15/2023	1,000	947

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Northampton County General Purpose Authority, Saint Luke’s Hospital Project Series 2010A, Rev., 5.00%, 8/15/2020	25	25

		22,291

Housing — 0.2%
Indiana County Industrial Development Authority, Residential Revival Indiana Student Housing Project Series 2017C, Rev., BAN, 1.45%, 9/1/2020	6,450	6,433

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Franklin County Industrial Development Authority, Menno-Haven, Inc., Project Rev., 4.00%, 12/1/2020	520	518
Lackawanna County Industrial Development Authority, University of Scranton
Rev., 4.00%, 11/1/2020	100	100
Rev., 5.00%, 11/1/2021	1,000	1,030
Montgomery County Industrial Development Authority, Meadowood Senior Living Project
Series A, Rev., 3.00%, 12/1/2020	250	249
Series A, Rev., 3.00%, 12/1/2021	250	246
Philadelphia Authority for Industrial Development, Multi Modal Lease Series B-2, Rev., VRDO, LOC: TD Bank NA, 0.12%, 6/9/2020 (c)	8,395	8,395

		10,538

Other Revenue — 0.3%
Allentown Neighborhood Improvement Zone Development Authority, City Center Project Rev., 5.00%, 5/1/2023 (f)	200	207
City of Lebanon Authority
Rev., 4.00%, 12/15/2020	405	413
Rev., 4.00%, 12/15/2021	240	253
Rev., 4.00%, 12/15/2022	275	300
Rev., 4.00%, 12/15/2023	360	404
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2020	555	555
Series 2018, Rev., 5.00%, 6/1/2021	535	556
Emmaus General Authority Rev., VRDO, AGM, LIQ: Wells Fargo Bank NA, 0.12%, 6/9/2020 (c)	4,990	4,990
Spring-Benner-Walker Joint Authority Rev., 4.00%, 9/1/2024	440	497
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., VRDO, 0.60%, 12/1/2020 (c)	1,850	1,850

		10,025

Prerefunded — 0.0% (b)
City of Philadelphia, Water and Wastewater Rev., 5.00%, 11/1/2027 (e)	1,465	1,633
Pennsylvania Turnpike Commission, Convertible Capital Appreciation Series B2, Rev., 5.35%, 12/1/2024 (e)	30	31

		1,664

Transportation — 0.5%
Pennsylvania Turnpike Commission
Series B, Subseries B-2, Rev., 5.00%, 6/1/2020 (e)	50	50
Series A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%, 9.00% Cap), 0.74%, 6/9/2020 (d)	18,000	17,627
Series A, Rev., 5.00%, 12/1/2022	1,000	1,094
Series A, Rev., 5.00%, 12/1/2023	1,000	1,129
Pennsylvania Turnpike Commission, Senior Lien Series A, Rev., 5.00%, 12/1/2020	110	112

		20,012

Utility — 0.5%
Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC: TD Bank NA, 0.12%, 6/9/2020 (c)	20,300	20,300

Water & Sewer — 0.1%
Ambridge Borough Water Authority
Rev., 3.00%, 11/15/2020	195	197
Rev., 4.00%, 11/15/2021	160	168
Rev., 4.00%, 11/15/2022	175	190
Rev., 4.00%, 11/15/2023	175	195
Charleroi Borough Authority, Water System
Rev., AGM, 3.00%, 12/1/2020	305	308
Rev., AGM, 4.00%, 12/1/2021	225	237
Rev., AGM, 4.00%, 12/1/2022	165	179
Rev., AGM, 4.00%, 12/1/2023	225	252
Lycoming County Water and Sewer Authority, Guaranteed Sewer
Rev., AGM, 2.00%, 11/15/2020	225	227

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., AGM, 4.00%, 11/15/2021	245	257
Rev., AGM, 4.00%, 11/15/2022	200	217
Rev., AGM, 4.00%, 11/15/2023	150	167
Middletown Township Sewer Authority
Rev., 3.00%, 10/1/2020	270	272
Rev., 4.00%, 10/1/2021	330	346
Rev., 4.00%, 10/1/2022	265	286
Rev., 4.00%, 10/1/2023	210	234
Pittsburgh Water and Sewer Authority, First Lien Series A, Rev., 5.00%, 9/1/2022	250	276
Upper Allegheny Joint Sanitary Authority
Series 2019A, Rev., AGM, 3.00%, 9/1/2020	125	126
Series 2019A, Rev., AGM, 3.00%, 9/1/2021	285	293
Series 2019A, Rev., AGM, 4.00%, 9/1/2022	200	216
Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	239

		4,882

Total Pennsylvania		256,728

Rhode Island — 0.2%
Education — 0.2%
Rhode Island Health and Educational Building Corp., Higher Education Facilities, Brown University Series 2005A, Rev., VRDO, LIQ: HSBC Bank NA, 0.14%, 6/9/2020 (c)	3,560	3,560
Rhode Island Health and Educational Building Corp., Public School Program, Providence Public Building Authority Series 2013A, Rev., 5.00%, 5/15/2022	15	17

		3,577

General Obligation — 0.0% (b)
City of Pawtucket
Series 2019C, GO, AGM, 3.00%, 7/15/2020	185	186
Series 2019D, GO, AGM, 3.00%, 7/15/2020	185	186
Series 2019D, GO, AGM, 3.00%, 7/15/2021	125	129
Series 2019C, GO, AGM, 4.00%, 7/15/2021	185	193
Series 2019D, GO, AGM, 3.00%, 7/15/2022	210	222
Series 2019C, GO, AGM, 4.00%, 7/15/2022	210	226
Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	75
Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	420

		1,637

Other Revenue — 0.0% (b)
Providence Public Building Authority, Capital Improvement Series A, Rev., 5.00%, 9/15/2020	200	202

Transportation — 0.0% (b)
Rhode Island Commerce Corp., First Lien Special Facility, Rhode Island Airport Corp. Intermodal Facility Project Series 2018, Rev., 5.00%, 7/1/2020	585	587
Rhode Island Turnpike and Bridge Authority
Series 2019A, Rev., 5.00%, 10/1/2021	300	316
Series 2019A, Rev., 5.00%, 10/1/2023	125	141

		1,044

Total Rhode Island		6,460

South Carolina — 0.5%
Education — 0.0% (b)
Educational Facilities Authority, Wofford College Series B, Rev., 2.37%, 4/1/2022 (c)	500	517
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series A, Rev., 2.38%, 12/1/2024 (f)	600	594

		1,111

Industrial Development Revenue/Pollution Control Revenue — 0.0% (b)
South Carolina Jobs-Economic Development Authority, Episcopal Home At Still Hopes Series 2018A, Rev., 5.00%, 4/1/2021	500	503
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	127

		630

Transportation — 0.3%
South Carolina Transportation Infrastructure Bank Series 2003B, Rev., (ICE LIBOR USD 1 Month + 0.45%, 10.00% Cap), 0.57%, 7/1/2020 (d)	9,950	9,732

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.2%
Chester Sewer District, Wastewater System Improvement
Rev., 3.00%, 6/1/2020	75	75
Rev., 3.00%, 6/1/2021	110	113
Rev., 4.00%, 6/1/2023	75	82
Laurens County Water and Sewer Commission, Waterworks Distribution System Rev., BAN, 1.38%, 2/1/2022	7,000	7,067

		7,337

Total South Carolina		18,810

South Dakota — 0.0% (b)
Housing — 0.0% (b)
South Dakota Board of Regents, Housing and Auxiliary Facility System Series 2017, Rev., 5.00%, 4/1/2022	375	404

Other Revenue — 0.0% (b)
South Dakota State Building Authority Series A, Rev., 3.00%, 6/1/2020	200	200

Total South Dakota		604

Tennessee — 1.5%
Education — 0.3%
Knox County Health Educational and Housing Facility Board, Meadowbrook Apartments Project Rev., 1.50%, 7/1/2021 (c)	650	656
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Hermitage Flats Apartments Project Rev., 1.50%, 7/1/2020	3,750	3,753
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Oakwood Flats Apartments Project Rev., 2.10%, 10/1/2020 (c)	6,500	6,534
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Series 2019, Rev., 3.00%, 10/1/2024	525	523

		11,466

General Obligation — 0.0% (b)
City of Memphis, General Improvement GO, 5.00%, 6/1/2020	25	25

Hospital — 0.3%
Rutherford County Health and Educational Facilities Board Rev., 2.50%, 11/1/2020 (c)	3,500	3,527
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	10,000	9,195

		12,722

Housing — 0.5%
Highlands Residential Services, Walnut Village Project Series 2019, Rev., GNMA COLL, 1.80%, 4/1/2021 (c)	1,000	1,009
Knox County Health Educational and Housing Facility Board, Clear Springs Apartments Project Series 2019, Rev., 1.80%, 5/1/2021 (c)	800	809
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Dandridge Towers Project Rev., 1.87%, 7/1/2020 (c)	2,400	2,402
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Trevecca Towers I/East Project Rev., 2.00%, 1/1/2021 (c)	10,000	10,082
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Multi-Family Housing, Trevecca Towers II Project Rev., 2.00%, 1/1/2021 (c)	5,000	5,045

		19,347

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Lewisburg Industrial Development Board, Lewisburg Summit Apartments Rev., 1.55%, 3/1/2022 (c)	1,900	1,947

Utility — 0.3%
Tennergy Corp., Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 10/1/2024 (c)	10,000	11,469
Tennessee Energy Acquisition Corp., Gas Project Series 2017A, Rev., 4.00%, 5/1/2021	730	746

		12,215

Total Tennessee		57,722

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Texas — 5.8%
Education — 0.9%
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	237
Series 2018C, Rev., 5.00%, 8/1/2025	200	244
Austin Community College District, Combined Fee
Rev., 5.00%, 2/1/2021	160	165
Rev., 5.00%, 2/1/2022	165	178
Rev., 5.00%, 2/1/2023	170	191
McLennan County Junior College District
Rev., AGM, 3.00%, 4/15/2021	350	357
Rev., AGM, 3.00%, 4/15/2022	100	105
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 2.10%, 1/1/2023	90	85
Series 2020A, Rev., 2.20%, 1/1/2024	180	166
Series 2020A, Rev., 2.25%, 1/1/2025	315	283
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project
Rev., 5.00%, 10/1/2020	675	674
Rev., 5.00%, 10/1/2021	1,425	1,418
Rev., 5.00%, 10/1/2022	1,495	1,480
Permanent University Fund, University of Texas System Series 2008A, Rev., VRDO, 0.12%, 6/9/2020 (c)	23,300	23,300
University of Texas (The), Board of Regents, Financing System
Series A, Rev., 5.00%, 8/15/2020	25	25
Series 2016D, Rev., 5.00%, 8/15/2021	25	27
University of Texas System (The), Financing System Series 2020C, Rev., 5.00%, 8/15/2028 (g)	5,000	6,649

		35,584

General Obligation — 2.5%
Avery Ranch Road District No. 1
Series 2019, GO, 3.00%, 8/15/2022	615	651
Series 2019, GO, 3.00%, 8/15/2023	810	874
Big Oaks Municipal Utility District, Waterworks & Sewer System, Combination Unlimited Tax
GO, AGM, 3.00%, 3/1/2021	335	341
GO, AGM, 3.00%, 3/1/2022	345	361
GO, AGM, 3.00%, 3/1/2023	905	962
Bridgestone Municipal Utility District
Series A, GO, AGM, 2.00%, 5/1/2021	1,480	1,496
Series A, GO, AGM, 2.00%, 5/1/2022	110	113
Series A, GO, AGM, 3.00%, 5/1/2023	85	91
Brushy Creek Municipal Utility District
GO, 3.00%, 6/1/2021	200	205
GO, 3.00%, 6/1/2022	235	245
GO, 3.00%, 6/1/2023	250	266
City of El Paso
Series 2020A, GO, 5.00%, 8/15/2020	885	893
Series 2020A, GO, 5.00%, 8/15/2021	600	635
GO, 5.00%, 8/15/2022	400	441
GO, 5.00%, 8/15/2023	515	590
GO, 5.00%, 8/15/2024	700	829
Series 2020A, GO, 5.00%, 8/15/2024	275	326
City of Galveston
GO, 3.00%, 5/1/2021	130	133
GO, 4.00%, 5/1/2022	590	631
City of Granbury Series 2018, GO, 2.00%, 8/15/2020	185	186
City of Grand Prairie GO, 5.00%, 2/15/2021	20	21
City of Kenedy
GO, 4.00%, 5/1/2021	130	134
GO, 4.00%, 5/1/2022	120	128
GO, 4.00%, 5/1/2023	125	138
City of Laredo, A Home Rule City Located in Webb County GO, 5.00%, 2/15/2021	725	749
City of Port Arthur
GO, AGM, 3.00%, 2/15/2021	350	357
Series 2020A, GO, AGM, 3.00%, 2/15/2021	970	988
GO, AGM, 3.00%, 2/15/2022	765	800
Series 2020A, GO, AGM, 4.00%, 2/15/2022	350	372
Series 2020A, GO, AGM, 4.00%, 2/15/2023	365	399
GO, AGM, 5.00%, 2/15/2023	910	1,019
Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	441
Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	478
City of Sulphur Springs
Series 2019, GO, AGM, 3.00%, 9/1/2020	100	101

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019, GO, AGM, 3.00%, 9/1/2021	100	103
Series 2019, GO, AGM, 3.00%, 9/1/2022	520	549
City of Universal City
GO, 4.00%, 8/15/2020	215	217
GO, 4.00%, 8/15/2021	140	146
GO, 4.00%, 8/15/2022	145	156
GO, 2.00%, 8/15/2023	230	241
Clear Brook City Municipal Utility District Series 2019, GO, AGM, 2.10%, 2/1/2023	450	466
Clear Creek Independent School District, School Building Series B, GO, PSF-GTD, 1.45%, 8/14/2020 (c)	2,200	2,203
Counties of Travis, Williamson and Hays, City of Austin, Public Improvement GO, 5.00%, 9/1/2021	30	32
County of Denton GO, 5.00%, 7/15/2020	50	50
County of Kaufman, Limited Tax
Series 2020A, GO, 5.00%, 2/15/2022	250	269
Series 2020A, GO, 5.00%, 2/15/2023	110	124
Series 2020A, GO, 5.00%, 2/15/2024	125	146
Series 2020A, GO, 5.00%, 2/15/2025	130	157
County of Kaufman, Unlimited Tax Road
GO, 5.00%, 2/15/2023	155	174
GO, 5.00%, 2/15/2024	210	245
GO, 5.00%, 2/15/2025	255	308
County of La Salle GO, AGM, 5.00%, 3/1/2021	345	357
County of La Salle, Unlimited Tax GO, AGM, 5.00%, 3/1/2021	2,135	2,212
Cuero Independent School District, School Building Series 2014, GO, PSF-GTD, 5.00%, 8/15/2021	100	106
Cypress Hill Municipal Utility District No. 1
GO, 2.00%, 9/1/2020	30	30
GO, 2.00%, 9/1/2021	290	295
GO, 2.00%, 9/1/2022	190	196
GO, 3.00%, 9/1/2023	270	290
Florence Independent School District
GO, PSF-GTD, 3.00%, 8/15/2026	230	241
GO, PSF-GTD, 3.00%, 8/15/2027	115	120
Fort Bend County Levee Improvement District No. 11 GO, AGM, 3.00%, 9/1/2023	400	429
Fort Bend County Municipal Utility District No. 116
Series 2019, GO, 3.00%, 9/1/2021	330	339
Series 2019, GO, 3.00%, 9/1/2022	460	485
Series 2019, GO, 3.00%, 9/1/2023	450	483
Fort Bend County Municipal Utility District No. 151 GO, 3.00%, 9/1/2021	190	196
Greenhawe Water Control and Improvement District No. 2
GO, AGM, 3.00%, 9/1/2022	190	200
GO, AGM, 3.00%, 9/1/2023	200	215
Harris County Fresh Water Supply District No. 61
Series 2019, GO, AGM, 4.00%, 9/1/2023	445	493
Series 2019, GO, AGM, 3.00%, 9/1/2024	695	758
Harris County Municipal Utility District No. 096
Series 2019, GO, 2.00%, 9/1/2021	185	188
Series 2019, GO, 2.00%, 9/1/2023	195	203
Harris County Municipal Utility District No. 152
GO, AGM, 3.00%, 8/1/2022	280	294
GO, AGM, 3.00%, 8/1/2023	400	427
Harris County Municipal Utility District No. 157 GO, AGM, 3.00%, 3/1/2023	425	453
Harris County Municipal Utility District No. 276
GO, 3.00%, 9/1/2022	365	385
GO, 3.00%, 9/1/2023	745	799
Harris County Municipal Utility District No. 281
Series 2019, GO, 2.00%, 9/1/2020	135	135
Series 2019, GO, 2.00%, 9/1/2021	130	132
Series 2019, GO, 2.00%, 9/1/2022	300	310
Series 2019, GO, 2.00%, 9/1/2023	305	319
Harris County Municipal Utility District No. 374
Series 2019, GO, 3.00%, 9/1/2021	100	103
Series 2019, GO, 3.00%, 9/1/2022	145	153
Series 2019, GO, 3.00%, 9/1/2023	115	123

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Harris County Municipal Utility District No. 391
GO, 3.00%, 9/1/2020	95	96
GO, 3.00%, 9/1/2021	375	385
GO, 3.00%, 9/1/2023	400	426
Harris County Municipal Utility District No. 419
GO, 3.00%, 9/1/2020	75	75
GO, 3.00%, 9/1/2021	70	72
GO, 3.00%, 9/1/2022	175	184
GO, 3.00%, 9/1/2023	455	488
Harris County Municipal Utility District No. 55
GO, 2.00%, 2/1/2021	470	474
GO, 3.00%, 2/1/2022	260	270
GO, 3.00%, 2/1/2023	785	834
Harris County Water Control and Improvement District No. 119
GO, AGM, 2.00%, 10/1/2021	835	849
GO, AGM, 3.00%, 10/1/2022	365	386
GO, AGM, 3.00%, 10/1/2023	375	404
Hunters Glen Municipal Utility District, Waterworks and Sewer System
Series 2019A, GO, AGM, 2.00%, 4/1/2021	110	111
Series 2019A, GO, AGM, 2.00%, 4/1/2022	330	337
Series 2019A, GO, AGM, 2.00%, 4/1/2023	595	618
La Joya Independent School District
GO, AGM, 4.00%, 2/15/2021	380	390
GO, AGM, 4.00%, 2/15/2022	390	414
GO, AGM, 4.00%, 2/15/2023	420	457
Lytle Independent School District GO, PSF-GTD, 4.00%, 2/15/2028	255	310
Midlothian Independent School District, Unlimited Tax Series 2017B, GO, PSF-GTD, 2.50%, 8/1/2020 (c)	4,315	4,327
Montgomery County Municipal Utility District No. 94
GO, 2.00%, 10/1/2020	20	20
GO, 2.00%, 10/1/2021	60	61
GO, 2.00%, 10/1/2022	185	192
GO, 2.00%, 10/1/2023	185	194
New Caney Independent School District, School Building GO, PSF-GTD, 3.00%, 8/15/2021 (c)	1,500	1,542
Northside Independent School District, School Building
GO, PSF-GTD, 2.00%, 6/1/2021 (c)	3,035	3,074
GO, VRDO, PSF-GTD, 1.45%, 6/1/2047 (c)	3,680	3,680
Northwest Harris County Municipal Utility District No. 19
GO, AGM, 2.00%, 10/1/2020	40	40
GO, AGM, 2.00%, 10/1/2021	100	102
GO, AGM, 2.00%, 10/1/2022	100	103
GO, AGM, 2.00%, 10/1/2023	105	109
Pecan Grove Municipal Utility District, Unlimited Tax
Series 2019, GO, 4.00%, 9/1/2021	560	583
GO, AGM, 3.00%, 9/1/2022	195	206
Series 2019, GO, 4.00%, 9/1/2022	710	767
GO, AGM, 3.00%, 9/1/2023	345	373
Series 2019, GO, 4.00%, 9/1/2023	740	824
GO, AGM, 3.00%, 9/1/2024	600	659
Robstown Independent School District
GO, PSF-GTD, 2.00%, 2/15/2021	325	329
GO, PSF-GTD, 2.00%, 2/15/2022	325	334
GO, PSF-GTD, 3.00%, 2/15/2023	650	695
GO, PSF-GTD, 3.00%, 2/15/2024	360	393
Sienna Plantation Municipal Utility District No. 3
GO, 2.00%, 3/1/2021	200	202
GO, 2.00%, 3/1/2022	225	230
GO, 2.00%, 3/1/2023	185	192
State of Texas, Veterans
GO, VRDO, LIQ: Sumitomo Mitsui Banking Corp., 0.17%, 6/9/2020 (c)	18,550	18,550
Series A, GO, VRDO, LIQ: State Street Bank & Trust, 0.20%, 6/9/2020 (c)	12,050	12,050
Town of Horizon City
Series 2019, GO, AGM, 3.00%, 8/15/2020	155	156
Series 2019, GO, AGM, 3.00%, 8/15/2021	300	308
Series 2019, GO, AGM, 3.00%, 8/15/2022	170	180
Series 2019, GO, AGM, 4.00%, 8/15/2023	230	255
Travis County Municipal Utility District No. 4
Series 2019A, GO, AGM, 2.00%, 9/1/2022	410	423
Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	698

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Williamson County Municipal Utility District No. 11
GO, AGM, 4.00%, 8/1/2020	255	256
GO, AGM, 4.00%, 8/1/2021	140	145
GO, AGM, 4.00%, 8/1/2022	110	118

		93,399

Hospital — 0.8%
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Series A, Rev., 5.00%, 10/1/2020	3,255	3,306
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C, Rev., (SIFMA Municipal Swap Index Yield + 0.42%, 18.00% Cap), 0.56%, 6/9/2020 (d)	10,000	9,819
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%, 18.00% Cap), 0.71%, 6/9/2020 (d)	9,000	8,781
Series 2019A, Rev., 5.00%, 12/1/2021	1,750	1,858
Series 2019A, Rev., 5.00%, 12/1/2022	1,700	1,864
Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,523
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series A, Rev., 5.00%, 7/1/2020	3,460	3,473

		31,624

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Matagorda County Navigation District No. 1, Pollution Control Rev., AMT, 1.75%, 9/1/2020 (c)	4,000	4,011

Other Revenue — 0.0% (b)
City of Irving, Hotel Occupancy	125	125
Rev., 5.00%, 8/15/2020
Rev., 5.00%, 8/15/2021	25	25
Rev., 5.00%, 8/15/2022	50	52
Rev., 5.00%, 8/15/2023	50	52

		254

Prerefunded — 0.0% (b)
Austin Independent School District, Unlimited Tax Series 2013A, GO, PSF-GTD, 5.00%, 8/1/2032 (e)	30	32
Midlothian Independent School District, Unlimited Tax Series 2017B, GO, PSF-GTD, 2.50%, 8/1/2020 (c) (e)	685	687

		719

Transportation — 0.6%
Central Texas Regional Mobility Authority, Subordinated Lien Rev., BAN, 4.00%, 1/1/2022	2,455	2,496
City of Austin, Airport System Series 2019, Rev., AMT, 5.00%, 11/15/2022	4,250	4,606
Harris County Toll Road Authority (The), Senior Lien
Series 2018A, Rev., 5.00%, 8/15/2020	1,500	1,515
Series A, Rev., 5.00%, 8/15/2021	1,500	1,586
Love Field Airport Modernization Corp. Rev., AMT, 5.00%, 11/1/2021	125	131
North Texas Tollway Authority
Series B, Rev., 4.00%, 1/1/2022	800	846
Series B, Rev., 5.00%, 1/1/2023	5,000	5,522
Series B, Rev., 5.00%, 1/1/2024	5,500	6,258
Port Beaumont Navigation District Rev., 4.00%, 9/1/2020	155	156

		23,116

Utility — 0.3%
City of Houston, Combined Utility System, First Lien Series 2012A, Rev., VRDO, LIQ: TD Bank NA, 0.12%, 6/9/2020 (c)	12,500	12,500
County of Bexar, Tax Exempt Project
Rev., 5.00%, 8/15/2020	235	237
Rev., 5.00%, 8/15/2022	275	297
Rev., 5.00%, 8/15/2023	275	307

		13,341

Water & Sewer — 0.6%
Canyon Regional Water Authority, Wells Ranch I Project Rev., 4.00%, 8/1/2020	20	20
City of Houston, Combined Utility System, First Lien Series B-2, Rev., VRDO, LOC: Citibank NA, 0.12%, 6/9/2020 (c)	22,500	22,500
City of Laredo, Waterworks and Sewer System Rev., 5.00%, 3/1/2021	125	129
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/2020	675	681

		23,330

Total Texas		225,378

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utah — 0.2%
Education — 0.0% (b)
Utah Charter School Finance Authority
Series A, Rev., 5.00%, 4/15/2021	40	41
Series A, Rev., 5.00%, 4/15/2022	35	38
Series A, Rev., 5.00%, 4/15/2023	85	95
Utah Charter School Finance Authority, Utah Charter Academies Project
Rev., 3.00%, 10/15/2020	220	222
Rev., 4.00%, 10/15/2021	305	319

		715

Other Revenue — 0.0% (b)
City of Murray, Sales Tax
Series 2018, Rev., 3.00%, 11/15/2020	235	238
Series 2018, Rev., 4.00%, 11/15/2021	150	158
West Valley City Municipal Building Authority
Series 2019, Rev., AGM, 5.00%, 2/1/2021	90	93

		489

Prerefunded — 0.2%
Utah State Board of Regents, University of Utah (The) Series 2011B, Rev., 5.00%, 8/1/2030 (e)	5,110	5,151

Utility — 0.0% (b)
City of Lehi, Electric Utility
Series 2018, Rev., 5.00%, 6/1/2020	85	85
Series 2018, Rev., 5.00%, 6/1/2021	75	78

		163

Total Utah		6,518

Vermont — 0.3%
Hospital — 0.3%
Vermont Educational and Health Buildings Financing Agency, Fletcher Allen Health Series A, Rev., VRDO, LOC: TD Bank NA, 0.14%, 6/9/2020 (c)	10,000	10,000

Virginia — 1.6%
Education — 0.2%
Virginia College Building Authority, Public Higher Education Financing Program Series 2014B, Rev., 5.00%, 9/1/2020	7,685	7,777

General Obligation — 0.0% (b)
City of Charlottesville, Public Improvement Series 2012B, GO, 4.00%, 7/15/2020	200	201
Commonwealth of Virginia Series A, GO, 5.00%, 6/1/2021	1,480	1,552

		1,753

Hospital — 0.1%
Chesapeake Hospital Authority, Regional Medical Center
Rev., 5.00%, 7/1/2023	925	1,018
Rev., 5.00%, 7/1/2024	885	998

		2,016

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., 1.90%, 6/1/2023 (c)	4,250	4,401
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home
Series 2020A, Rev., 4.00%, 12/1/2020	280	281
Series 2020A, Rev., 4.00%, 12/1/2021	270	271
Series 2020A, Rev., 4.00%, 12/1/2022	295	296
Series 2020A, Rev., 4.00%, 12/1/2023	100	101
Wise County Industrial Development Authority, Solid Waste and Sewage Disposal Series 2009-A, Rev., 2.15%, 9/1/2020 (c)	7,500	7,505
York County Economic Development Authority, Electric and Power Company Project Series 2009A, Rev., 1.90%, 6/1/2023 (c)	8,000	8,265

		21,120

Other Revenue — 0.6%
Virginia Public Building Authority, Public Facilities
Series 2014C, Rev., 5.00%, 8/1/2020	18,830	18,981
Series A, Rev., 5.00%, 8/1/2020	5,220	5,262

		24,243

Transportation — 0.2%
Peninsula Ports Authority, Dominion Term Association Project
Rev., 1.70%, 10/1/2022 (c)	1,550	1,560

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Virginia Commonwealth Transportation Board, Capital Projects Rev., 5.00%, 5/15/2021	5,000	5,231
Virginia Commonwealth Transportation Board, Federal Transportation Series B-G, Rev., GAN, 5.00%, 3/15/2021	25	26

		6,817

Total Virginia		63,726

Washington — 1.9%
General Obligation — 0.4%
King County School District No. 407 Riverview, Unlimited Tax GO, 4.00%, 12/1/2023	500	562
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2021	75	79
Pend Oreille County, Public Hospital District No. 1 GO, 3.00%, 12/1/2020	155	156
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/1/2021	330	354
Snohomish County, Everett School District No. 2 GO, 5.00%, 12/1/2020	25	26
Snohomish County, School District No. 25, Marysville GO, 5.00%, 12/1/2020	170	174
State of Washington, Motor Vehicle Fuel Tax Senior 520 Corridor Program Series 2012C, GO, 5.00%, 6/1/2041	12,455	12,958

		14,309

Hospital — 0.6%
Washington Health Care Facilities Authority, Catholic Health Initiatives
Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.00%, 12.00% Cap), 1.14%, 6/9/2020 (d)	5,000	4,973
Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%, 12.00% Cap), 1.54%, 6/9/2020 (d)	10,000	9,752
Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	12,098
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Series 2017B, Rev., 5.00%, 7/1/2022	1,210	1,305
WBRP 3.2, Washington Biomedical Research Properties Series 2015A, Rev., 5.00%, 1/1/2021	25	26

		28,154

Housing — 0.7%
King County Housing Authority, Highland Village Project
Rev., 4.00%, 1/1/2022	120	126
Rev., 4.00%, 1/1/2023	100	108
Rev., 5.00%, 1/1/2024	120	139
Washington State Housing Finance Commission, Multi-Family Housing, Cathedral Plaza Apartments Rev., 2.37%, 7/1/2020 (c)	13,500	13,518
Washington State Housing Finance Commission, Multi-Family Housing, The O’Malley Apartments Rev., 2.37%, 7/1/2020 (c)	8,500	8,512
Washington State Housing Finance Commission, Transforming Age Projects Series 2019B, Rev., 2.38%, 1/1/2026 (f)	3,500	3,073

		25,476

Utility — 0.0% (b)
City of Seattle, Municipal Light and Power Improvement Rev., 5.00%, 9/1/2021	20	21
Douglas County Public Utility District No. 1, Wells Hydroelectric Bonds Series B, Rev., 4.00%, 9/1/2021	25	26

		47

Water & Sewer — 0.2%
Cascade Water Alliance Rev., 5.00%, 1/1/2021	20	21
City of Seattle, Wastewater System Improvement Rev., 5.00%, 9/1/2020	25	25
County of King, Junior Lien, Sewer Rev., 2.45%, 12/1/2020 (c)	6,615	6,625

		6,671

Total Washington		74,657

West Virginia — 0.1%
General Obligation — 0.0% (b)
Berkeley County Board of Education, Public School
GO, 3.00%, 5/1/2021	395	404
GO, 4.00%, 5/1/2022	600	640
GO, 5.00%, 5/1/2025	360	434

		1,478

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility — 0.1%
West Virginia Economic Development Authority, Appalachian Power Co. — AMOS Project Series 2009A, Rev., 2.63%, 6/1/2022 (c)	3,805	3,858

Total West Virginia		5,336

Wisconsin — 1.6%
Education — 0.7%
Milwaukee Redevelopment Authority, Milwaukee Public Schools Rev., 4.00%, 11/15/2021	55	58
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018C-1, Rev., (SIFMA Municipal Swap Index Yield + 0.35%, 12.00% Cap), 0.49%, 6/9/2020 (d)	21,865	21,726
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2020	155	156
Series 2017A, Rev., 5.00%, 9/1/2021	160	167
Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy
Rev., 4.00%, 3/15/2022	110	116
Rev., 4.00%, 3/15/2023	120	126
Rev., 4.00%, 3/15/2024	120	127
Rev., 4.00%, 3/15/2025	125	133
Wisconsin Health and Educational Facilities Authority, St. Camillus Health System Series 2019B-3, Rev., 2.25%, 11/1/2026	4,000	3,643

		26,252

General Obligation — 0.4%
Big Foot Union High School District
Series 2019, GO, 4.00%, 3/1/2021	130	133
Series 2019, GO, 4.00%, 3/1/2022	100	106
Series 2019, GO, 4.00%, 3/1/2023	115	126
City of Fort Atkinson
GO, 3.00%, 2/1/2021	115	117
GO, 3.00%, 2/1/2022	120	125
GO, 4.00%, 2/1/2023	230	251
City of Kenosha GO, 3.00%, 2/1/2021	1,000	1,017
City of Middletown GO, 3.00%, 3/1/2021	355	362
City of Oak Creek
GO, 3.00%, 4/1/2021	335	342
GO, 3.00%, 4/1/2022	135	141
GO, 3.00%, 4/1/2023	180	193
City of Racine
Series 2019B, GO, 4.00%, 6/1/2021	120	124
Series 2019B, GO, 4.00%, 12/1/2021	165	174
Series 2019B, GO, 4.00%, 12/1/2022	145	158
Series 2019B, GO, 5.00%, 12/1/2023	125	143
City of Shawano, Promissory Notes
Series 2019, GO, 3.00%, 4/1/2021	250	255
Series 2019, GO, 3.00%, 4/1/2022	140	147
Series 2019, GO, 3.00%, 4/1/2023	150	160
City of Watertown, Promissory Notes
GO, 3.00%, 6/1/2023	125	134
GO, 3.00%, 6/1/2024	425	465
City of Waukesha
Series 2019C, GO, 3.00%, 10/1/2020	575	580
Series 2019C, GO, 3.00%, 10/1/2021	450	465
Series 2019C, GO, 3.00%, 10/1/2022	425	450
Series 2019C, GO, 3.00%, 10/1/2023	350	378
County of Douglas
GO, 5.00%, 2/1/2021	350	361
GO, 5.00%, 2/1/2022	520	560
County of Manitowoc
GO, AGM, 3.00%, 11/1/2022	50	53
GO, AGM, 3.00%, 11/1/2023	150	162
County of Manitowoc, Promissory Notes
GO, AGM, 3.00%, 4/1/2021	350	357
GO, AGM, 3.00%, 4/1/2022	875	911
GO, AGM, 3.00%, 4/1/2023	895	956
GO, AGM, 4.00%, 4/1/2024	680	767
County of Rusk, Promissory Notes
GO, 3.00%, 3/1/2021	200	204
GO, 3.00%, 3/1/2022	130	135
GO, 3.00%, 3/1/2023	260	277
GO, 3.00%, 3/1/2024	270	294
Eleva-Strum School District GO, 3.00%, 4/1/2021	450	459
Gale-Ettrick-Trempealeau School District
GO, 2.00%, 4/1/2021	50	51
GO, 2.00%, 4/1/2022	105	108
GO, 2.00%, 4/1/2023	130	134
Gibraltar Area School District
GO, 4.00%, 3/1/2021	700	719
GO, 4.00%, 3/1/2022	315	335

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lakeshore Technical College District
Series 2019A, GO, 3.00%, 3/1/2022	75	78
Series 2019A, GO, 3.00%, 3/1/2023	110	117
Series 2019A, GO, 3.00%, 3/1/2024	405	438
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	438
Poynette School District
GO, 3.00%, 4/1/2021	100	102
GO, 3.00%, 4/1/2022	340	357
GO, 3.00%, 4/1/2023	265	283
Randall Consolidated School Joint No. 1 GO, 4.00%, 3/1/2021	175	180
Village of Menomonee Falls, Promissory Note Series A, GO, 3.00%, 6/1/2021	270	277
Village of Mount Pleasant
Series 2019A, GO, 3.00%, 3/1/2021	285	290
Series 2019A, GO, 3.00%, 3/1/2022	265	276
Series 2019A, GO, 5.00%, 3/1/2023	380	427
Wittenberg Birnamwood School District
GO, AGM, 4.00%, 3/1/2021	130	133
GO, AGM, 4.00%, 3/1/2022	260	276
GO, AGM, 4.00%, 3/1/2023	280	308

		17,369

Other Revenue — 0.3%
City of Kaukauna, Storm Water System Series 2019D, Rev., BAN, 2.63%, 9/1/2024	660	685
Village of DeForest Series C, Rev., RAN, 3.00%, 5/1/2023	4,865	4,983
Village of Howard Rev., RAN, 2.00%, 12/1/2021	6,965	7,022

		12,690

Transportation — 0.1%
Wisconsin Department of Transportation
Series 1, Rev., 5.00%, 7/1/2020	2,135	2,144
Series 1, Rev., 5.00%, 7/1/2021	25	26

		2,170

Utility — 0.1%
WPPI Energy, Power Supply System Series A, Rev., 5.00%, 7/1/2020	3,275	3,287

Water & Sewer — 0.0% (b)
City of Kaukauna, Sanitary Sewer System Series 2019C, Rev., BAN, 2.63%, 9/1/2024	510	530

Total Wisconsin		62,298

TOTAL MUNICIPAL BONDS (Cost $3,365,204)		3,373,333

U.S. TREASURY OBLIGATIONS - 2.6%
U.S. Treasury Notes 1.13%, 2/28/2022 (Cost $100,818)	100,000	101,660

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 11.3%
INVESTMENT COMPANIES — 11.3%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16% (h) (i) (Cost $440,159)	439,927	440,279

Total Investments — 100.6% (Cost $3,906,181)		3,915,272
Liabilities in Excess of Other Assets — (0.6)%		(22,332)

Net Assets — 100.0%		3,892,940

Percentages indicated are based on net assets.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2020.

JPMorgan Ultra-Short Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein. The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$3,373,333	$—	$3,373,333
U.S. Treasury Obligations	—	101,660	—	101,660
Short-Term Investments
Investment Companies	440,279	—	—	440,279

Total Investments in Securities	$440,279	$3,474,993	$—	$3,915,272

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16%(a)(b)	$50,592	$2,163,676	$1,774,028	$(81)	$120	$440,279	439,927	$421	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.